UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03416

THE CALVERT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2016

Item 1. Report to Stockholders.

Calvert Income Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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1	President's Letter
2	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
19	Notes to Financial Statements
26	Financial Highlights
31	Proxy Voting
31	Availability of Quarterly Portfolio Holdings
31	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the FOMC raised the target range for the federal funds rate by 25bps to 25-50bps - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and U.S. government-sponsored enterprises.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
The Fund’s shorter duration position relative to its benchmark and exposure to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), which are not in the benchmark, were the primary contributors to underperformance.
The Fund’s duration position was on average .30 years shorter than its benchmark, mostly expressed through an underweight to the front end of the yield curve. The rally in benchmark Treasury yields detracted from relative performance.
The Fund’s security selection within investment grade corporate sectors contributed positively to performance for the period. Specifically security selection within consumer cyclical, non-cyclical, energy and communication subsectors led the outperformance.
Elsewhere within investment grade corporates, the Fund continued to benefit from an underweight to, and outperformance within the Energy sector.
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Common Stocks	0.1%
Corporate	55.5%
Financial Institutions	19.9%
Industrial	35.4%
Utility	0.2%
Government Related	0.4%
Agencies	0.4%
Securitized	36.8%
Asset-Backed Securities	21.0%
Collateralized Mortgage Obligations	0.3%
Collateralized Mortgage-Backed Securities	11.6%
Mortgage-Backed Passthrough	3.9%
Short-term Investments	0.9%
Treasury	6.3%
Total	100%

Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to spread sectors remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current spread levels in certain areas of the market compensate for these risks. Areas of the investment-grade corporate market appear particularly attractive to us, and we will look to opportunistically increase allocations to this market. We continue to believe an active, multi-sector approach to fixed income investing is a sound strategy to successfully navigating the volatile, liquidity challenged environment we expect for the foreseeable future.

CALVERT INCOME FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	2.53%	-0.33%
Class C	2.15%	-1.06%
Class I	2.78%	0.27%
Class R	2.33%	-0.64%
Class Y	2.66%	-0.04%
Barclays U.S. Credit Index	3.38%	0.93%
Lipper BBB-Rated Corporate Debt Funds Average	2.90%	-0.13%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	3.02%	3.03%
Class C	2.41%	2.41%
Class I	3.69%	3.53%
Class R	2.59%	2.72%
Class Y	3.42%	3.44%

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT INCOME FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CFICX	-4.09%	2.28%	3.18%
Class C (with max. load)	CIFCX	-2.05%	2.33%	2.85%
Class I	CINCX	0.27%	3.70%	4.24%
Class R	CICRX	-0.64%	2.84%	3.35%
Class Y	CIFYX	-0.04%	3.41%	3.88%
Barclays U.S. Credit Index		0.93%	5.00%	5.70%
Lipper BBB-Rated Corporate Debt Funds Average		-0.13%	4.54%	5.30%

Calvert Income Fund first offered Class R shares on October 31, 2006. Performance prior to October 31, 2006 reflects the performance of Class A shares at net asset value (NAV). Actual Class R share performance would have been lower than Class A share performance because Class R has higher class-specific expenses than Class A.
Calvert Income Fund first offered Class Y shares on February 29, 2008. Performance prior to February 29, 2008 reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.06%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.12%	$1,000.00	$1,025.30	$5.67
Hypothetical (5% return per year before expenses)	1.12%	$1,000.00	$1,019.40	$5.65
Class C
Actual	1.86%	$1,000.00	$1,021.50	$9.40
Hypothetical (5% return per year before expenses)	1.86%	$1,000.00	$1,015.70	$9.37
Class I
Actual	0.63%	$1,000.00	$1,027.80	$3.19
Hypothetical (5% return per year before expenses)	0.63%	$1,000.00	$1,021.85	$3.18
Class R
Actual	1.47%	$1,000.00	$1,023.30	$7.44
Hypothetical (5% return per year before expenses)	1.47%	$1,000.00	$1,017.65	$7.41
Class Y
Actual	0.81%	$1,000.00	$1,026.60	$4.10
Hypothetical (5% return per year before expenses)	0.81%	$1,000.00	$1,020.95	$4.09

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 23.3%
Asset-Backed - Automobile - 0.8%
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	2,510,315	2,507,524
3.10%, 12/15/23 (a)	1,034,050	1,030,530
5.43%, 12/15/23 (a)	1,500,000	1,468,860
		5,006,914

Asset-Backed - Other - 21.9%
American Homes 4 Rent, 3.691%, 6/17/31 (a)(b)	3,000,000	2,800,184
Apidos CLO XX, 4.32%, 1/16/27 (a)(b)	1,600,000	1,450,240
Apidos CLO XXI:
4.17%, 7/18/27 (a)(b)	1,200,000	1,056,804
6.17%, 7/18/27 (a)(b)	1,500,000	1,222,395
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (a)	3,050,000	3,038,002
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	6,000,000	5,957,066
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	3,400,000	3,225,614
4.31%, 5/16/22 (a)	2,800,000	2,645,832
4.48%, 8/15/22 (a)	4,717,123	4,722,689
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	4,775,000	4,769,094
Conn's Receivables Funding LLC:
4.68%, 4/16/18 (a)	3,500,000	3,501,728
4.565%, 9/15/20 (a)	2,158,676	2,154,628
Consumer Credit Origination Loan Trust:
2.82%, 3/15/21 (a)	3,714,974	3,716,011
5.21%, 3/15/21 (a)	1,500,000	1,461,705
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	2,793,000	2,748,644
Dryden 33 Senior Loan Fund, 4.272%, 7/15/26 (a)(b)	2,350,000	2,094,649
Dryden 40 Senior Loan Fund, 4.318%, 8/15/28 (a)(b)	1,750,000	1,559,495
Eagle I Ltd., 2.57%, 12/15/39 (a)	2,750,000	2,690,875
Element Rail Leasing I LLC:
2.299%, 4/19/44 (a)	987,212	956,711
3.668%, 4/19/44 (a)	2,700,000	2,592,835
4.406%, 4/19/44 (a)	2,783,000	2,633,940
Element Rail Leasing II LLC, 3.585%, 2/19/45 (a)	3,900,000	3,667,962
FRS I LLC, 3.08%, 4/15/43 (a)	5,955,418	5,831,429
GCAT LLC 2015-1, 4.75%, 5/26/20 (a)(b)	3,342,919	3,154,303
GLC II Trust, 4.00%, 12/18/20 (a)	1,613,368	1,607,528
GLC Trust, 3.00%, 7/15/21 (a)	1,426,795	1,376,857
GMAT Trust, 4.25%, 9/25/20 (a)(b)	1,738,694	1,734,399
Invitation Homes Trust:
1.782%, 12/17/30 (a)(b)	300,000	292,071
2.282%, 12/17/30 (a)(b)	2,000,000	1,932,045
2.541%, 6/17/31 (a)(b)	2,500,000	2,419,606

6 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
3.691%, 6/17/31 (a)(b)	3,000,000	2,876,715
4.138%, 6/17/32 (a)(b)	1,750,000	1,612,631
JGWPT XXXI LLC, 4.94%, 3/16/65 (a)	1,000,000	1,036,361
JGWPT XXXII LLC, 4.48%, 1/15/75 (a)	1,450,000	1,436,822
Madison Park Funding XVII Ltd., 4.074%, 7/21/27 (a)(b)	4,350,000	3,860,538
Magnetite VI Ltd., 6.184%, 9/15/23 (a)(b)	2,500,000	2,199,325
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	7,400,000	7,381,413
2.57%, 7/18/25 (a)	2,200,000	2,170,151
PennyMac LLC, 4.00%, 3/25/55 (a)(b)	2,189,489	2,161,730
Progress Residential 2015-SFR2 Trust, 4.427%, 6/12/32 (a)	2,000,000	1,878,256
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	1,877,541	1,860,493
RMAT LLC, 3.75%, 5/25/55 (a)(b)	1,561,886	1,550,609
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	1,321,819	1,309,856
STORE Master Funding LLC, 4.21%, 4/20/44 (a)	2,873,417	2,879,767
TAL Advantage V LLC:
3.97%, 5/20/39 (a)	816,667	775,547
4.15%, 11/21/39 (a)	866,667	825,940
Tricon American Homes Series 2015-SFR1 Trust, 3.941%, 5/17/32 (a)(b)	600,000	537,006
Trinity Rail Leasing LP, 3.525%, 1/15/43 (a)	3,000,000	2,945,490
U.S. Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	4,672,679	4,633,875
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	2,480,966	2,481,086
VOLT XXVII LLC:
3.375%, 8/27/57 (a)(b)	916,522	902,478
4.75%, 8/27/57 (a)(b)	793,987	777,269
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (a)	6,368,000	6,251,211
4.08%, 6/15/45 (a)	1,641,750	1,606,058
		134,965,968

Asset-Backed - Student Loan - 0.6%
Navient Student Loan Trust, 1.933%, 7/25/52 (b)	1,200,000	1,017,015
SLM Private Education Loan Trust, 3.00%, 5/16/44 (a)	2,700,000	2,646,575
		3,663,590

Total Asset-Backed Securities (Cost $147,658,068)		143,636,472

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.2%
Banc of America Mortgage Trust, 0.267%, 1/25/34 (b)	11,954,863	23,796
Bellemeade Re Ltd., 4.733%, 7/25/25 (a)(b)	2,000,000	1,958,640
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.033%, 5/25/24 (b)	5,700,000	5,064,553
CAS 2014-C03 2M2, 3.333%, 7/25/24 (b)	1,500,000	1,373,555
CAS 2014-C03 1M2, 3.433%, 7/25/24 (b)	5,600,000	5,144,571
CAS 2016-C02 1B, 12.685%, 9/25/28 (b)	425,000	434,456
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.383%, 5/25/25 (b)	798,285	782,341
STACR 2015-DNA2 M3, 4.333%, 12/25/27 (b)	2,363,000	2,285,254

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - CONT’D
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	1,250,000	1,255,534
STACR 2015-HQA2 M3, 5.233%, 5/25/28 (b)	2,750,000	2,648,885
STACR 2016-HQA1 M3, 6.791%, 9/25/28 (b)	2,800,000	2,908,276
LSTAR Securities Investment Trust, 2.439%, 5/1/20 (a)(b)	1,733,537	1,690,216

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $26,618,530)		25,570,077

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Bear Stearns Commercial Mortgage Securities Trust, 3.336%, 5/15/32 (a)(b)	800,000	760,518
Citigroup Commercial Mortgage Trust, 3.836%, 9/15/27 (a)(b)	2,800,000	2,590,298
CSMC Trust, 4.185%, 9/15/37 (a)	1,800,000	1,843,295
EQTY INNS Mortgage Trust, 3.888%, 5/8/31 (a)(b)	5,100,000	4,850,908
Extended Stay America Trust:
3.604%, 12/5/31 (a)	2,970,000	2,974,827
4.036%, 12/5/31 (a)(b)	7,585,000	7,676,455
Hilton USA Trust:
Class DFL, 3.191%, 11/5/30 (a)(b)	1,541,414	1,533,526
Class CFX, 3.714%, 11/5/30 (a)	1,600,000	1,602,058
Class EFX, 5.222%, 11/5/30 (a)(b)	5,325,000	5,356,333
Hyatt Hotel Portfolio Trust, 3.926%, 11/15/29 (a)(b)	400,000	365,354
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	2,200,000	2,258,611
3.805%, 6/10/27 (a)(b)	1,500,000	1,503,675
4.036%, 6/15/29 (a)(b)	3,500,000	3,262,743
Morgan Stanley Capital I Trust Series 2014-CPT, 3.446%, 7/13/29 (a)(b)	1,700,000	1,593,172
Motel 6 Trust, 5.279%, 2/5/30 (a)	7,000,000	6,775,166
ORES NPL LLC:
6.00%, 3/27/24 (a)	4,900,000	4,872,599
3.081%, 9/25/25 (a)	83,765	83,208
VFC LLC, 5.50%, 7/20/30 (a)	3,000,000	2,987,883
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	1,400,000	960,197

Total Commercial Mortgage-Backed Securities (Cost $55,129,535)		53,850,826

CORPORATE BONDS - 53.4%
Basic Materials - 1.3%
LYB International Finance BV, 5.25%, 7/15/43	1,000,000	1,036,873
Methanex Corp., 5.65%, 12/1/44	3,275,000	2,645,404
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,217,191
Solvay Finance America LLC, 4.45%, 12/3/25 (a)	2,000,000	2,042,926
		7,942,394

Communications - 8.4%
America Movil SAB de CV, 4.375%, 7/16/42	1,500,000	1,457,177
AT&T, Inc.:
4.125%, 2/17/26	1,000,000	1,056,071
5.65%, 2/15/47	5,100,000	5,628,946

8 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Comcast Corp., 3.15%, 3/1/26	2,500,000	2,602,900
Crown Castle Towers LLC:
4.174%, 8/15/37 (a)	825,000	846,530
3.222%, 5/15/42 (a)	800,000	801,200
Embarq Corp., 7.082%, 6/1/16	3,500,000	3,522,502
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	3,660,000	3,751,500
11.00%, 9/15/25 (a)	1,100,000	1,105,500
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	3,015,768
Rogers Communications, Inc., 5.00%, 3/15/44	2,400,000	2,643,732
Sprint Communications, Inc., 6.00%, 12/1/16	2,723,000	2,705,981
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,051,880
Time Warner, Inc.:
3.55%, 6/1/24	1,500,000	1,542,926
4.90%, 6/15/42	1,500,000	1,528,341
Verizon Communications, Inc.:
2.45%, 11/1/22	2,425,000	2,410,149
3.50%, 11/1/24	3,815,000	4,002,736
4.862%, 8/21/46	8,945,000	9,432,690
Viacom, Inc., 5.25%, 4/1/44	1,950,000	1,753,881
		51,860,410

Consumer, Cyclical - 8.3%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	2,608,675	2,713,022
5.60%, 1/15/22 (a)	1,823,571	1,841,807
5.25%, 7/15/25	1,840,000	1,849,200
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	223,985	234,065
CVS Health Corp.:
3.875%, 7/20/25	1,800,000	1,942,425
4.875%, 7/20/35	650,000	724,730
5.125%, 7/20/45	1,900,000	2,200,432
CVS Pass-Through Trust, 6.036%, 12/10/28	2,910,669	3,259,978
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	825,000	763,125
Ford Motor Co., 4.75%, 1/15/43	750,000	752,456
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	3,850,000	3,845,442
3.157%, 8/4/20	2,920,000	2,978,601
3.219%, 1/9/22	1,000,000	1,018,596
4.134%, 8/4/25	5,720,000	5,952,203
Home Depot, Inc. (The):
3.00%, 4/1/26	3,000,000	3,149,322
4.20%, 4/1/43	1,000,000	1,074,180
4.40%, 3/15/45	600,000	667,322
Johnson Controls, Inc., 4.625%, 7/2/44	2,275,000	2,199,172
Kohl's Corp., 4.25%, 7/17/25	2,520,000	2,489,740
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (a)	1,400,000	1,190,000
Newell Rubbermaid, Inc.:
3.85%, 4/1/23	1,975,000	2,048,294
4.20%, 4/1/26	2,000,000	2,092,088

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Virgin Australia Trust, 6.00%, 4/23/22 (a)	2,109,919	2,131,018
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	2,200,000	2,263,807
4.80%, 11/18/44	1,600,000	1,590,110
		50,971,135

Consumer, Non-cyclical - 7.1%
Actavis Funding SCS, 4.75%, 3/15/45	2,300,000	2,418,921
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (a)	1,979,000	2,142,268
Amgen, Inc.:
3.625%, 5/22/24	1,000,000	1,052,028
5.375%, 5/15/43	1,500,000	1,708,212
AstraZeneca plc:
3.375%, 11/16/25	1,725,000	1,786,814
4.375%, 11/16/45	1,025,000	1,091,230
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,638,738
Gilead Sciences, Inc., 3.70%, 4/1/24	1,000,000	1,072,936
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,120,070
4.875%, 6/27/44 (a)	1,250,000	1,157,026
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	1,000,000	985,000
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	1,500,000	1,678,334
Kroger Co. (The), 3.85%, 8/1/23	1,900,000	2,042,933
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	8,000,000	8,400,000
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,482,212
Massachusetts Institute of Technology, 3.959%, 7/1/38	500,000	547,443
Mead Johnson Nutrition Co., 4.125%, 11/15/25	1,450,000	1,539,582
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,690,000
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	1,000,000	1,029,420
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,032,500
SUPERVALU, Inc., 6.75%, 6/1/21	1,820,000	1,551,550
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	1,700,000	1,781,444
		43,948,661

Energy - 3.7%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	12,115,000	12,284,610
Williams Partners LP:
3.60%, 3/15/22	3,400,000	2,799,618
3.90%, 1/15/25	2,000,000	1,617,056
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,250,000	6,326,509
		23,027,793

Financial - 20.3%
American International Group, Inc., 3.30%, 3/1/21	575,000	587,872
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,022,543
4.70%, 3/15/22	2,000,000	2,165,710
Bank of America Corp.:
2.25%, 4/21/20	425,000	420,896
2.625%, 10/19/20	1,250,000	1,258,710

10 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,150,000	1,132,750
3.95%, 4/21/25	4,450,000	4,427,554
3.875%, 8/1/25	8,040,000	8,332,994
4.45%, 3/3/26	1,700,000	1,751,321
4.25%, 10/22/26	3,450,000	3,501,433
Bank of America NA:
5.30%, 3/15/17	4,500,000	4,656,960
6.10%, 6/15/17	5,000,000	5,229,430
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,635,273
Capital One Financial Corp., 4.20%, 10/29/25	1,675,000	1,695,949
Capital One NA, 2.35%, 8/17/18	2,000,000	2,010,296
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,144,811
5.25%, 3/15/18	4,150,000	4,293,175
Citigroup, Inc.:
2.50%, 9/26/18	3,000,000	3,045,882
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	1,000,000	957,000
2.65%, 10/26/20	660,000	666,224
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	990,000	992,445
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	1,440,000	1,414,800
4.40%, 6/10/25	6,350,000	6,475,171
3.70%, 1/12/26	1,700,000	1,744,571
4.60%, 3/9/26	1,850,000	1,896,868
4.45%, 9/29/27	5,835,000	5,871,434
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	1,984,500
7.375%, 3/15/23 (a)	1,300,000	1,238,250
DDR Corp., 4.75%, 4/15/18	3,000,000	3,118,881
Discover Bank, 7.00%, 4/15/20	2,500,000	2,842,745
Doric Nimrod Air Alpha Ltd. Pass Through Trust, 6.125%, 11/30/21 (a)	561,070	561,070
ERP Operating LP, 4.625%, 12/15/21	598,000	665,396
First Horizon National Corp., 3.50%, 12/15/20	800,000	799,433
Huntington National Bank (The), 2.20%, 11/6/18	1,000,000	1,001,636
JPMorgan Chase & Co.:
3.625%, 5/13/24	7,000,000	7,298,935
3.90%, 7/15/25	5,700,000	6,042,821
Lloyds Banking Group plc, 4.65%, 3/24/26	2,000,000	1,982,136
MetLife, Inc., 4.05%, 3/1/45	900,000	851,384
Morgan Stanley:
6.25%, 8/28/17	2,900,000	3,081,372
2.80%, 6/16/20	5,500,000	5,600,166
4.00%, 7/23/25	1,515,000	1,584,137
5.00%, 11/24/25	6,550,000	7,088,528
3.95%, 4/23/27	1,100,000	1,101,163
Prudential Financial, Inc., 4.60%, 5/15/44	2,200,000	2,208,769
Regions Financial Corp., 3.20%, 2/8/21	2,000,000	2,016,634
Wells Fargo & Co., 2.50%, 3/4/21	3,000,000	3,037,890
		125,437,918

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 2.9%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,000,000	1,028,750
Coveris Holding Corp., 10.00%, 6/1/18 (a)	1,550,000	1,480,250
Coveris Holdings SA, 7.875%, 11/1/19 (a)	1,500,000	1,342,500
EnerSys, 5.00%, 4/30/23 (a)	750,000	723,750
General Electric Co., 4.50%, 3/11/44	2,000,000	2,232,504
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	2,021,426
Masco Corp.:
4.45%, 4/1/25	850,000	881,705
4.375%, 4/1/26	1,000,000	1,018,110
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (a)	1,000,000	996,439
3.375%, 2/1/22 (a)	3,000,000	2,978,553
Pentair Finance SA, 3.625%, 9/15/20	1,780,000	1,793,870
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,264,994
		17,762,851

Technology - 1.2%
Apple, Inc.:
3.25%, 2/23/26	1,000,000	1,044,066
3.45%, 2/9/45	1,000,000	903,155
4.65%, 2/23/46	675,000	736,866
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	1,090,000	1,108,303
Microsoft Corp., 3.125%, 11/3/25	1,050,000	1,102,600
Oracle Corp.:
2.95%, 5/15/25	1,200,000	1,229,255
4.125%, 5/15/45	1,000,000	1,021,680
		7,145,925

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	900,000	981,511

Total Corporate Bonds (Cost $316,819,684)		329,078,598

FLOATING RATE LOANS (c) - 2.0%

Consumer, Cyclical - 2.0%
Albertson's Holdings LLC, 5.50%, 8/25/21 (b)	3,126,316	3,126,316
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	4,575,000	4,304,311
Varsity Brands, Inc., 5.013%, 12/11/21 (b)	4,567,350	4,536,900
		11,967,527

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(d)(e)(f)	3,077,944	69,561

Total Floating Rate Loans (Cost $14,942,495)		12,037,088

12 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,720,250

Total Sovereign Government Bonds (Cost $2,695,556)		2,720,250

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	82	86

Total U.S. Government Agencies and Instrumentalities (Cost $82)		86

U.S. TREASURY OBLIGATIONS - 6.3%
United States Treasury Bonds, 3.00%, 11/15/45	20,642,000	22,284,484
United States Treasury Notes:
1.125%, 2/28/21	11,689,000	11,641,052
1.50%, 2/28/23	144,000	143,601
1.625%, 2/15/26	4,589,000	4,522,317

Total U.S. Treasury Obligations (Cost $38,332,428)		38,591,454

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	128,404	710,074

Total Common Stocks (Cost $1,990,262)		710,074

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.9%
State Street Bank Time Deposit, 0.278%, 4/1/16	5,791,594	5,791,594

Total Time Deposit (Cost $5,791,594)		5,791,594

TOTAL INVESTMENTS (Cost $609,978,234) - 99.3%		611,986,519
Other assets and liabilities, net - 0.7%		4,166,225
NET ASSETS - 100.0%		$616,152,744
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

FUTURES		NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
	5 Year U.S. Treasury Notes	74	6/16	$8,966,141	$116,891
	10 Year U.S. Treasury Notes	68	6/16	8,866,563	84,877
	Ultra Long U.S. Treasury Bonds	239	6/16	41,234,969	(323,477)
	Total Long				($121,709)
Short:
	2 Year U.S. Treasury Notes	(8)	6/16	($1,750,000)	($11)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) This security was valued under the direction of the Board of Trustees. See Note A.
(f) Restricted securities represent 0.0% of the net assets of the Fund.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	3,077,944
See notes to financial statements.

14 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $609,978,234) - see accompanying schedule	$611,986,519
Cash collateral at broker	1,301,960
Receivable for securities sold	2,205,434
Receivable for shares sold	212,176
Interest receivable	4,121,428
Receivable for futures contracts variation margin	295,000
Trustees' deferred compensation plan	535,234
Total assets	620,657,751

LIABILITIES
Payable for securities purchased	2,425,788
Payable for shares redeemed	787,854
Payable to Calvert Investment Management, Inc.	207,636
Payable to Calvert Investment Distributors, Inc.	165,001
Payable to Calvert Investment Administrative Services, Inc.	61,759
Payable to Calvert Investment Services, Inc.	11,170
Trustees' deferred compensation plan	535,234
Accrued expenses and other liabilities	310,565
Total liabilities	4,505,007
NET ASSETS	$616,152,744

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 27,450,886 shares outstanding	$950,948,745
Class C: 5,216,709 shares outstanding	125,556,370
Class I: 1,894,638 shares outstanding	59,628,421
Class R: 274,104 shares outstanding	3,766,104
Class Y: 3,511,501 shares outstanding	54,454,925
Undistributed net investment income	213,387
Accumulated net realized gain (loss)	(580,301,773)
Net unrealized appreciation (depreciation)	1,886,565
NET ASSETS	$616,152,744

NET ASSET VALUE PER SHARE
Class A (based on net assets of $440,571,505)	$16.05
Class C (based on net assets of $83,721,381)	$16.05
Class I (based on net assets of $30,438,675)	$16.07
Class R (based on net assets of $4,434,234)	$16.18
Class Y (based on net assets of $56,986,949)	$16.23
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

CALVERT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$12,835,053
Dividend income	120,712
Total investment income	12,955,765

Expenses:
Investment advisory fee	1,270,213
Administrative fees	750,342
Transfer agency fees and expenses	563,978
Distribution Plan expenses:
Class A	570,180
Class C	424,138
Class R	11,297
Trustees' fees and expenses	49,757
Accounting fees	71,416
Custodian fees	48,044
Professional fees	31,898
Registration fees	36,142
Reports to shareholders	50,450
Miscellaneous	17,426
Total expenses	3,895,281
Reimbursement from Advisor:
Class R	(3,139)
Administrative fees waived	(182,643)
Net expenses	3,709,499
NET INVESTMENT INCOME	9,246,266

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(2,463,610)
Futures	3,261,711
798,101

Change in unrealized appreciation (depreciation) on:
Investments	5,093,778
Futures	(250,590)
4,843,188

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,641,289

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,887,555
See notes to financial statements.

16 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$9,246,266	$22,312,065
Net realized gain (loss)	798,101	(2,738,071)
Change in unrealized appreciation (depreciation)	4,843,188	(16,954,194)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,887,555	2,619,800

Distributions to shareholders from:
Net investment income:
Class A shares	(6,744,978)	(15,526,827)
Class B shares (a)	—	(9,441)
Class C shares	(947,160)	(2,082,632)
Class I shares	(537,682)	(2,464,310)
Class R shares	(58,717)	(132,842)
Class Y shares	(944,477)	(2,085,325)
Total distributions	(9,233,014)	(22,301,377)

Capital share transactions:
Shares sold:
Class A shares (b)	12,924,654	45,653,338
Class B shares (a)	—	958
Class C shares	1,360,430	3,279,257
Class I shares	2,459,789	9,870,066
Class R shares	380,191	1,006,563
Class Y shares	3,963,890	13,062,622
Reinvestment of distributions:
Class A shares	6,045,738	14,006,892
Class B shares (a)	—	7,744
Class C shares	642,790	1,400,417
Class I shares	521,119	2,427,002
Class R shares	52,655	120,875
Class Y shares	624,534	1,360,898
Redemption fees:
Class A shares	—	749
Class C shares	—	114
Class I shares	—	170
Class Y shares	—	235
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

INCREASE (DECREASE) IN NET ASSETS - CONT’D	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares redeemed:
Class A shares	($71,518,935)	($172,177,176)
Class B shares (a)(b)	—	(1,300,236)
Class C shares	(7,266,741)	(21,303,515)
Class I shares	(5,304,285)	(71,782,638)
Class R shares	(716,930)	(1,720,149)
Class Y shares	(9,209,823)	(22,038,901)
Total capital share transactions	(65,040,924)	(198,124,715)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,386,383)	(217,806,292)

NET ASSETS
Beginning of period	675,539,127	893,345,419
End of period (including undistributed net investment income of $213,387 and $200,135, respectively)	$616,152,744	$675,539,127

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares (c)	817,577	2,786,222
Class B shares (a)	—	59
Class C shares	86,018	200,423
Class I shares	155,143	601,577
Class R shares	23,866	61,129
Class Y shares	247,970	792,085
Reinvestment of distributions:
Class A shares	382,622	859,775
Class B shares (a)	—	477
Class C shares	40,684	85,973
Class I shares	32,955	148,172
Class R shares	3,307	7,361
Class Y shares	39,100	82,604
Shares redeemed:
Class A shares	(4,521,196)	(10,550,039)
Class B shares (a)(c)	—	(79,678)
Class C shares	(459,446)	(1,308,280)
Class I shares	(335,606)	(4,393,192)
Class R shares	(45,077)	(104,970)
Class Y shares	(575,863)	(1,336,757)
Total capital share activity	(4,107,946)	(12,147,059)

(a) Class B Shares were converted into Class A Shares at the close of business on April 20, 2015.
(b) Amounts include $651,588 of share transactions that were redeemed from Class B shares and converted into Class A shares at the close of business on April 20, 2015.
(c) Amount includes 39,683 shares redeemed from Class B shares and 39,158 shares purchased into Class A shares at the close of business on April 20, 2015.
See notes to financial statements.

18 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers five classes of shares of beneficial interest - Classes A, C, I, R, and Y. The Fund also offered Class B shares; however, all Class B shares were converted to Class A shares effective April 20, 2015 and are no longer available. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A Shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations,

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commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $69,561, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.

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The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$143,636,472	$—	$143,636,472
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	25,570,077	—	25,570,077
Commercial Mortgage-Backed Securities	—	53,850,826	—	53,850,826
Corporate Bonds	—	329,078,598	—	329,078,598
Floating Rate Loans	—	11,967,527	69,561	12,037,088
Sovereign Government Bonds	—	2,720,250	—	2,720,250
U.S. Government Agencies and Instrumentalities	—	86	—	86
U.S. Treasury Obligations	—	38,591,454	—	38,591,454
Common Stocks**	710,074	—	—	710,074
Time Deposit	—	5,791,594	—	5,791,594

TOTAL	$710,074	$611,206,884	$69,561^	$611,986,519
Futures Contracts***	($121,720)	$—	$—	($121,720)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury Bond and Notes futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedule of Investments.

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At March 31, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$201,768*	Unrealized depreciation on futures contracts	($323,488)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	$3,261,711	($250,590)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:
Derivative Description			Average Number of Contracts*
Futures contracts long			353
Futures contracts short			(104)
* Averages are based on activity levels during the period ended March 31, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Notes to Schedule of Investments on page XX.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments and assets and liabilities denominated in foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I and Class R shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following rates of the Fund’s average daily net assets: 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion, and 0.325% over $10 billion.
The Advisor has contractually agreed to limit net annual fund operating expenses through
January 31, 2017. The contractual expense caps are 0.84%, 1.47%, and 1.09%, for Class I, R and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.30% for Class A, C, R and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.18% (the amount of the administrative fee above 0.12%) for Class A, C, R and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $181,656.
Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50%, 1.00%, and 0.75% annually of the Fund’s average daily net assets of Class A, C, and R, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of 0.25%, 1.00%, and 0.50% of the Fund’s average daily net assets of Class A, C, and R, respectively. Class I and Y shares do not have Distribution Plan expenses.
CID received $11,992 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $58,073 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.

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NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $206,741,812 and $219,933,241, respectively. U.S. government security purchases and sales were $268,013,064 and $276,083,321, respectively.

CAPITAL LOSS CARRYFORWARD
EXPIRATION DATE
30-September 2016	($3,976,802)
30-September 2018	($254,299,863)
30-September 2019	($77,128,701)
NO EXPIRATION DATE
Short-term	($171,305)
Long-term	($239,189,725)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Fund's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$14,631,776
Unrealized (depreciation)	(15,153,252)
Net unrealized appreciation (depreciation)	($521,476)
Federal income tax cost of investments	$612,507,995
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$6,411	1.62%	$293,292	January 2016
NOTE E — REGULATORY MATTERS
In October 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. The Advisor and the Board of Trustees subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 2008 through September 30, 2011. These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the affected period. Accordingly, in December 2011, pursuant to an agreement (“the Agreement”) with the Board of Trustees, the Advisor contributed $12,614,421 to the Fund to adjust shareholder trades occurring during the respective period for the benefit of affected shareholders.
Subsequent to the Agreement, the Securities and Exchange Commission (“SEC”) conducted a compliance examination of the Advisor and the Calvert Funds (“the Funds”). In a letter dated November 1, 2013, the SEC communicated its examination findings that included various deficiencies and weaknesses and concerns regarding whether the contribution and shareholder

24 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

disbursement, discussed above, was properly calculated and distributed to certain shareholders. The SEC is continuing its examination of these matters. It is management’s opinion that the resolution of the examination matters will not have a material adverse effect on the financial position or results of operations of the Fund.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012	September 30, 2011
Net asset value, beginning	$15.89	$16.35	$16.03	$16.56	$15.77	$16.12
Income from investment operations:
Net investment income	0.23	0.46	0.47	0.45	0.54	0.52
Net realized and unrealized gain (loss)	0.17	(0.46)	0.32	(0.53)	0.79	(0.35)
Total from investment operations	0.40	—	0.79	(0.08)	1.33	0.17
Distributions from:
Net investment income	(0.24)	(0.46)	(0.47)	(0.45)	(0.54)	(0.52)
Total distributions	(0.24)	(0.46)	(0.47)	(0.45)	(0.54)	(0.52)
Total increase (decrease) in net asset value	0.16	(0.46)	0.32	(0.53)	0.79	(0.35)
Net asset value, ending	$16.05	$15.89	$16.35	$16.03	$16.56	$15.77
Total return (b)	2.53%	(0.04%)	4.98%	(0.49%)	8.63%	1.06%
Ratios to average net assets: (c)
Net investment income	2.96%(d)	2.79%	2.86%	2.73%	3.33%	3.20%
Total expenses	1.18%(d)	1.24%	1.25%	1.23%	1.30%	1.25%
Net expenses	1.12%(d)	1.24%	1.25%	1.23%	1.30%	1.25%
Portfolio turnover	78%	236%	214%	236%	210%	223%
Net assets, ending (in thousands)	$440,572	$489,101	$615,847	$772,608	$1,077,077	$1,521,374

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

26 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012	September 30, 2011
Net asset value, beginning	$15.89	$16.34	$16.03	$16.56	$15.77	$16.12
Income from investment operations:
Net investment income	0.18	0.34	0.36	0.34	0.42	0.40
Net realized and unrealized gain (loss)	0.16	(0.45)	0.31	(0.53)	0.79	(0.34)
Total from investment operations	0.34	(0.11)	0.67	(0.19)	1.21	0.06
Distributions from:
Net investment income	(0.18)	(0.34)	(0.36)	(0.34)	(0.42)	(0.41)
Total distributions	(0.18)	(0.34)	(0.36)	(0.34)	(0.42)	(0.41)
Total increase (decrease) in net asset value	0.16	(0.45)	0.31	(0.53)	0.79	(0.35)
Net asset value, ending	$16.05	$15.89	$16.34	$16.03	$16.56	$15.77
Total return (b)	2.15%	(0.68%)	4.19%	(1.19%)	7.83%	0.35%
Ratios to average net assets: (c)
Net investment income	2.22%(d)	2.10%	2.17%	2.04%	2.61%	2.50%
Total expenses	1.92%(d)	1.93%	1.94%	1.92%	2.01%	1.94%
Net expenses	1.86%(d)	1.93%	1.94%	1.92%	2.01%	1.94%
Portfolio turnover	78%	236%	214%	236%	210%	223%
Net assets, ending (in thousands)	$83,721	$88,202	$107,401	$131,920	$176,600	$213,870

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012	September 30, 2011
Net asset value, beginning	$15.91	$16.35	$16.04	$16.58	$15.79	$16.14
Income from investment operations:
Net investment income	0.27	0.55	0.57	0.56	0.64	0.63
Net realized and unrealized gain (loss)	0.17	(0.43)	0.31	(0.54)	0.79	(0.34)
Total from investment operations	0.44	0.12	0.88	0.02	1.43	0.29
Distributions from:
Net investment income	(0.28)	(0.56)	(0.57)	(0.56)	(0.64)	(0.64)
Total distributions	(0.28)	(0.56)	(0.57)	(0.56)	(0.64)	(0.64)
Total increase (decrease) in net asset value	0.16	(0.44)	0.31	(0.54)	0.79	(0.35)
Net asset value, ending	$16.07	$15.91	$16.35	$16.04	$16.58	$15.79
Total return (b)	2.78%	0.69%	5.56%	0.09%	9.29%	1.78%
Ratios to average net assets: (c)
Net investment income	3.45%(d)	3.36%	3.49%	3.38%	3.96%	3.90%
Total expenses	0.64%(d)	0.64%	0.62%	0.58%	0.66%	0.56%
Net expenses	0.63%(d)	0.64%	0.62%	0.58%	0.66%	0.56%
Portfolio turnover	78%	236%	214%	236%	210%	223%
Net assets, ending (in thousands)	$30,439	$32,492	$92,982	$96,281	$109,866	$157,548

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

28 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS R SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012	September 30, 2011
Net asset value, beginning	$16.02	$16.47	$16.15	$16.67	$15.88	$16.22
Income from investment operations:
Net investment income	0.21	0.42	0.43	0.42	0.51	0.48
Net realized and unrealized gain (loss)	0.16	(0.45)	0.32	(0.52)	0.79	(0.34)
Total from investment operations	0.37	(0.03)	0.75	(0.10)	1.30	0.14
Less dividends:
Net investment income	(0.21)	(0.42)	(0.43)	(0.42)	(0.51)	(0.48)
Total distributions	(0.21)	(0.42)	(0.43)	(0.42)	(0.51)	(0.48)
Total increase (decrease) in net asset value	0.16	(0.45)	0.32	(0.52)	0.79	(0.34)
Net asset value, ending	$16.18	$16.02	$16.47	$16.15	$16.67	$15.88
Total return (b)	2.33%	(0.20%)	4.70%	(0.64%)	8.37%	0.88%
Ratios to average net assets: (c)
Net investment income	2.61%(d)	2.56%	2.63%	2.49%	3.14%	2.98%
Total expenses	1.67%(d)	1.94%	1.69%	1.67%	1.61%	1.54%
Net expenses	1.47%(d)	1.47%	1.47%	1.47%	1.47%	1.47%
Portfolio turnover	78%	236%	214%	236%	210%	223%
Net assets, ending (in thousands)	$4,434	$4,678	$5,411	$5,505	$8,283	$9,340

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013	September 30, 2012	September 30, 2011
Net asset value, beginning	$16.07	$16.52	$16.20	$16.74	$15.95	$16.29
Income from investment operations:
Net investment income	0.26	0.51	0.52	0.52	0.61	0.58
Net realized and unrealized gain (loss)	0.16	(0.44)	0.33	(0.54)	0.79	(0.34)
Total from investment operations	0.42	0.07	0.85	(0.02)	1.40	0.24
Distributions from:
Net investment income	(0.26)	(0.52)	(0.53)	(0.52)	(0.61)	(0.58)
Total distributions	(0.26)	(0.52)	(0.53)	(0.52)	(0.61)	(0.58)
Total increase (decrease) in net asset value	0.16	(0.45)	0.32	(0.54)	0.79	(0.34)
Net asset value, ending	$16.23	$16.07	$16.52	$16.20	$16.74	$15.95
Total return (b)	2.66%	0.36%	5.28%	(0.14%)	8.97%	1.48%
Ratios to average net assets: (c)
Net investment income	3.27%(d)	3.12%	3.21%	3.10%	3.70%	3.53%
Total expenses	0.87%(d)	0.91%	0.89%	0.86%	0.95%	0.87%
Net expenses	0.81%(d)	0.91%	0.89%	0.86%	0.95%	0.87%
Portfolio turnover	78%	236%	214%	236%	210%	223%
Net assets, ending (in thousands)	$56,987	$61,067	$70,426	$63,321	$85,521	$111,661

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

30 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2015, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one-, three- and five-year periods ended June 30, 2015. The data also indicated that the Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Fund’s performance.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee was below the median of its peer group and that total expenses were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund’s assets were below the asset level at which a breakpoint in its advisory fee would be triggered. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) appropriate action is being taken with respect to the Fund’s performance; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

32 calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Certified Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Certified Shareholder Report]

SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”

[Not Part of Certified Shareholder Report]

Supplement to
Calvert Income Funds Prospectus (Class R)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund. Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for the Fund.
Effective immediately, the Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary on page 4 is revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management” on page 12, delete all references to Mauricio Agudelo.

[Not Part of Certified Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Certified Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Certified Shareholder Report]

CALVERT INCOME FUND
Supplement to
Calvert Income Funds Prospectus (Class R)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for the Fund.
Accordingly, effective June 30, 2016, the Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary is revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management” on page 12, delete all references to Matthew Duch.

[Not Part of Certified Shareholder Report]

CALVERT INCOME FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Date of Supplement: May 23, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
The following revisions are effective immediately.
Change to the Fees and Expenses of the Fund
The Shareholder Fees table under "Fees and Expenses of the Fund" in the Fund Summary of the Class A, C and Y Prospectus is deleted and replaced by the following table.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
2 The contingent deferred sales charge decreases over time.
The Example in the Fund Summary in the Class A, C and Y Prospectus is deleted and replaced by the following Example.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$479	$700	$938	$1,621
Class C
Expenses assuming redemption	$278	$551	$949	$2,062
Expenses assuming no redemption	$178	$551	$949	$2,062
Class Y	$75	$233	$406	$906

[Not Part of Certified Shareholder Report]

CALVERT INCOME FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

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Calvert Short Duration Income Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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1	President's Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
21	Notes to Financial Statements
28	Financial Highlights
32	Proxy Voting
32	Availability of Quarterly Portfolio Holdings
32	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the Federal Open Market Committee (FOMC) raised the target range for the federal funds rate by 25 basis points to 25-50 basis points - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund Seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and U.S. government-sponsored enterprises, while maintaining an average portfolio duration of 1-3 years.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
The Fund’s shorter duration position relative to its benchmark, and exposure to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), which are not in the benchmark, were the primary contributors to underperformance.
The Fund’s duration position was, on average, .30 years shorter than its benchmark, mostly expressed through an underweight to the front end of the yield curve. While the Fund benefitted slightly from a flatter curve, the overall lack of duration exposure was a detractor.
Strong security selection within investment-grade corporates was a positive contributor to relative performance. In particular, positions in the Communications and Technology sectors performed well relative to the benchmark.
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Common Stocks	0.1%
Corporate	51.7%
Financial Institutions	20.7%
Industrial	31.0%
Government Related	0.4%
Agencies	0.4%
Securitized	41.4%
Asset-Backed Securities	23.1%
Collateralized Mortgage-Backed Securities	15.6%
Mortgage-Backed Passthrough	2.7%
Short-term Investments	0.3%
Treasury	6.1%
Total	100%

Going forward, we continue to believe an underweight to duration is appropriate. In our view, the front-end of the yield curve remains vulnerable to market repricing of the timing of Fed policy. Spread sectors, including those not in the Fund’s benchmark, such as short-maturity, high-yield corporates, continue to offer attractive short-term investment opportunities.
Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to spread sectors remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current spread levels in certain areas of the market compensate for these risks. Areas of the investment-grade corporate market appear particularly attractive to us, and we will look to opportunistically increase allocations to this market. We continue to believe an active, multi-sector approach to fixed income investing is a sound strategy to successfully navigating the volatile, liquidity challenged environment we expect for the foreseeable future.

CALVERT SHORT DURATION INCOME FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	0.78%	0.41%
Class C	0.34%	-0.33%
Class I	1.01%	0.94%
Class Y	0.92%	0.68%
Barclays 1-5 Year U.S. Credit Index	1.32%	1.65%
Lipper Short Investment Grade Debt Funds Average	0.48%	0.34%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 2.75% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	1.67%	2.14%
Class C	1.17%	1.47%
Class I	2.45%	2.58%
Class Y	2.19%	2.49%

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 2.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT SHORT DURATION INCOME FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CSDAX	-2.37%	1.11%	3.10%
Class C (with max. load)	CDICX	-1.32%	0.95%	2.61%
Class I	CDSIX	0.94%	2.26%	3.90%
Class Y	CSDYX	0.68%	2.00%	3.62%
Barclays 1-5 Year U.S. Credit Index		1.65%	2.73%	4.24%
Lipper Short Investment Grade Debt Funds Average		0.34%	1.39%	2.57%

Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during the period November 7, 2005 through April 21, 2006. Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.
Calvert Short Duration Income Fund first offered Class Y shares on February 29, 2008. Performance prior to February 29, 2008 reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.95%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.99%	$1,000.00	$1,007.80	$4.97
Hypothetical (5% return per year before expenses)	0.99%	$1,000.00	$1,020.05	$5.00
Class C
Actual	1.73%	$1,000.00	$1,003.40	$8.66
Hypothetical (5% return per year before expenses)	1.73%	$1,000.00	$1,016.35	$8.72
Class I
Actual	0.51%	$1,000.00	$1,010.10	$2.56
Hypothetical (5% return per year before expenses)	0.51%	$1,000.00	$1,022.45	$2.58
Class Y
Actual	0.70%	$1,000.00	$1,009.20	$3.52
Hypothetical (5% return per year before expenses)	0.70%	$1,000.00	$1,021.50	$3.54

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 28.5%
Asset-Backed - Automobile - 2.6%
American Credit Acceptance Receivables Trust:
0.99%, 8/10/18 (a)	29,676	29,673
2.39%, 11/12/19 (a)	1,983,844	1,985,248
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (a)	6,059,430	6,086,663
CPS Auto Receivables Trust:
2.78%, 6/17/19 (a)	180,986	181,302
1.31%, 6/15/20 (a)	591,826	585,227
1.82%, 9/15/20 (a)	1,359,652	1,356,798
Credit Acceptance Auto Loan Trust, 2.61%, 1/17/23 (a)	2,500,000	2,501,238
DT Auto Owner Trust, 1.88%, 4/15/19 (a)	4,000,000	3,990,075
Flagship Credit Auto Trust:
1.32%, 4/16/18 (a)	79,265	79,240
2.38%, 10/15/20 (a)	4,405,798	4,394,835
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	6,694,172	6,686,730
3.10%, 12/15/23 (a)	2,662,678	2,653,615
5.43%, 12/15/23 (a)	4,000,000	3,916,960
SNAAC Auto Receivables Trust, 3.07%, 8/15/18 (a)	1,697,800	1,698,703
		36,146,307

Asset-Backed - Other - 24.1%
American Homes 4 Rent:
1.791%, 6/17/31 (a)(b)	2,000,000	1,934,892
2.191%, 6/17/31 (a)(b)	2,000,000	1,911,258
2.541%, 6/17/31 (a)(b)	2,920,000	2,765,276
3.786%, 10/17/36 (a)	146,526	152,618
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (a)	5,250,000	5,229,347
AVANT Loans Funding Trust, 4.11%, 5/15/19 (a)	3,413,492	3,412,809
BCC Funding VIII LLC, 1.794%, 6/20/20 (a)	1,204,728	1,197,162
Blue Elephant Loan Trust, 3.12%, 12/15/22 (a)	1,657,412	1,652,075
BXG Receivables Note Trust, 2.88%, 5/2/30 (a)	3,841,387	3,809,120
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	6,000,000	5,957,066
Capital Automotive REIT, 5.73%, 12/15/38 (a)	4,601,330	4,803,028
Citi Held For Asset Issuance:
1.85%, 12/15/21 (a)	7,639,667	7,624,315
2.35%, 3/15/22 (a)	6,839,226	6,759,904
4.31%, 5/16/22 (a)	2,000,000	1,889,880
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	11,842,000	11,827,354
Colony American Homes, 1.782%, 7/17/31 (a)(b)	6,750,000	6,514,441
Conn's Receivables Funding LLC:
4.68%, 4/16/18 (a)	5,500,000	5,502,715
4.565%, 9/15/20 (a)	9,141,991	9,124,850

6 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (a)	2,674,781	2,675,528
DB Master Finance LLC, 3.262%, 2/20/45 (a)	7,920,000	7,797,636
Diamond Resorts Owner Trust, 2.98%, 5/20/27 (a)	1,903,299	1,880,918
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	6,184,500	6,086,282
Eagle I Ltd., 2.57%, 12/15/39 (a)	5,843,750	5,718,109
Element Rail Leasing I LLC, 2.299%, 4/19/44 (a)	4,936,060	4,783,554
FRS I LLC:
1.80%, 4/15/43 (a)	2,629,633	2,580,184
3.08%, 4/15/43 (a)	6,764,658	6,623,820
3.96%, 4/15/43 (a)	5,980,778	5,951,523
GCAT LLC 2015-1, 3.625%, 5/26/20 (a)(b)	6,725,944	6,671,390
GLC II Trust, 4.00%, 12/18/20 (a)	3,116,734	3,105,451
GLC Trust, 3.00%, 7/15/21 (a)	4,783,474	4,616,052
Invitation Homes Trust:
1.782%, 12/17/30 (a)(b)	1,200,000	1,168,285
1.441%, 6/17/31 (a)(b)	4,982,149	4,869,686
1.941%, 6/17/31 (a)(b)	10,000,000	9,736,251
2.541%, 6/17/31 (a)(b)	15,000,000	14,517,636
3.041%, 6/17/31 (a)(b)	3,995,000	3,843,792
2.041%, 9/17/31 (a)(b)	4,000,000	3,900,040
2.438%, 6/17/32 (a)(b)	2,500,000	2,382,092
2.738%, 6/17/32 (a)(b)	2,000,000	1,872,332
Madison Park Funding XVII Ltd., 2.624%, 7/21/27 (a)(b)	6,500,000	6,405,620
Magnetite VI Ltd., 3.234%, 9/15/23 (a)(b)	1,000,000	994,990
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	12,450,000	12,418,729
2.47%, 9/18/24 (a)	16,650,000	16,585,020
2.57%, 7/18/25 (a)	4,400,000	4,340,302
3.19%, 3/18/26 (a)	7,000,000	6,930,564
Progress Residential 2015-SFR2 Trust:
3.684%, 6/12/32 (a)	1,221,000	1,158,861
4.427%, 6/12/32 (a)	1,000,000	939,128
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	4,287,053	4,248,126
RMAT LLC:
2015-1, 4.09%, 7/27/20 (a)(b)	5,466,748	5,436,359
2015-NPL1, 3.75%, 5/25/55 (a)(b)	2,577,111	2,558,505
SBA Tower Trust, 2.898%, 10/15/44 (a)(b)	7,000,000	7,033,123
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	2,599,577	2,576,051
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (a)	705,448	704,517
4.36%, 7/20/28 (a)	286,682	291,270
2.84%, 11/20/28 (a)	1,126,986	1,131,364
3.58%, 11/20/28 (a)	2,282,503	2,294,071
1.87%, 8/20/29 (a)	1,753,351	1,747,383
2.39%, 11/20/29 (a)	531,162	524,767
2.07%, 3/20/30 (a)	1,340,107	1,334,595
2.42%, 3/20/30 (a)	1,340,107	1,329,441
2.70%, 10/20/30 (a)	48,026	47,750
2.80%, 10/20/31 (a)	1,903,700	1,894,828

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
3.02%, 6/20/32 (a)	2,600,280	2,570,432
3.08%, 9/20/32 (a)	3,369,551	3,361,754
Silver Bay Realty Trust, 2.491%, 9/17/31 (a)(b)	6,500,000	6,129,685
Silverleaf Finance XVIII LLC, 2.81%, 1/15/27 (a)	3,298,300	3,285,255
Springleaf Funding Trust:
Series A, 2.41%, 12/15/22 (a)	4,760,840	4,748,003
3.16%, 11/15/24 (a)	10,000,000	9,895,503
STORE Master Funding LLC, 4.16%, 3/20/43 (a)	4,757,123	4,824,484
Structured Asset Securities Corp. Mortgage Loan Trust, 0.553%, 1/25/37 (a)(b)	1,492,781	1,463,680
TAL Advantage V LLC:
3.55%, 11/20/38 (a)	2,452,567	2,350,213
4.10%, 2/22/39 (a)	1,583,333	1,501,154
1.70%, 5/20/39 (a)	3,724,394	3,677,153
U.S. Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	4,106,294	4,072,193
VOLT XXV LLC, 3.50%, 6/26/45 (a)(b)	5,022,520	4,939,018
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	3,184,841	3,141,677
Wendys Funding LLC, 3.371%, 6/15/45 (a)	8,756,000	8,595,415
		330,329,654

Asset-Backed - Student Loan - 1.8%
Commonbond Student Loan Trust, 3.20%, 6/25/32 (a)	3,685,287	3,679,542
SLM Private Credit Student Loan Trust, 1.034%, 6/15/39 (b)	6,986,847	6,172,508
SoFi Professional Loan Program LLC:
3.02%, 10/25/27 (a)	738,915	746,318
2.55%, 8/27/29 (a)	2,041,782	2,029,520
2.42%, 3/25/30 (a)	2,285,708	2,257,997
1.683%, 8/25/32 (a)(b)	4,257,775	4,190,868
3.52%, 3/25/36 (a)	6,000,000	5,865,371
		24,942,124

Total Asset-Backed Securities (Cost $397,065,317)		391,418,085

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.7%
Bellemeade Re Ltd., 4.733%, 7/25/25 (a)(b)	5,200,000	5,092,464
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.033%, 5/25/24 (b)	3,300,000	2,932,109
CAS 2014-C03 2M2, 3.333%, 7/25/24 (b)	2,800,000	2,563,970
CAS 2014-C03 1M2, 3.433%, 7/25/24 (b)	4,000,000	3,674,694
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQA1 M2, 3.083%, 3/25/28 (b)	4,000,000	3,994,994
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	11,000,000	11,048,702
STACR 2015-HQA2 M3, 5.233%, 5/25/28 (b)	1,375,000	1,324,442
STACR 2016-HQA1 M2, 3.191%, 9/25/28 (b)	6,500,000	6,518,350

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $37,826,726)		37,149,725

8 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
BAMLL-DB Trust, 2.343%, 4/13/29 (a)	55,735	55,792
BBCMS Trust, 2.486%, 5/15/32 (a)(b)	3,000,000	2,930,444
BLCP Hotel Trust, 2.936%, 8/15/29 (a)(b)	3,600,000	3,360,489
Boca Hotel Portfolio Trust, 2.186%, 8/15/26 (a)(b)	5,200,000	5,189,415
CDGJ Commercial Mortgage Trust, 2.286%, 12/15/27 (a)(b)	6,000,000	5,853,156
CGBAM Commercial Mortgage Trust:
1.636%, 2/15/31 (a)(b)	2,000,000	1,977,835
2.036%, 2/15/31 (a)(b)	2,750,000	2,623,602
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (a)	4,241,807	4,237,490
COMM Mortgage Trust:
2.438%, 6/11/27 (a)(b)	5,000,000	4,868,049
2.038%, 6/8/30 (a)(b)	15,000,000	14,890,599
3.537%, 6/15/34 (a)(b)	4,200,000	3,916,425
Credit Suisse Mortgage Capital Certificates, 1.686%, 3/15/17 (a)(b)	3,000,000	2,977,747
CSMC Trust, 2.286%, 4/15/29 (a)(b)	10,000,000	9,657,931
EQTY INNS Mortgage Trust:
2.038%, 5/8/31 (a)(b)	4,500,000	4,331,874
2.788%, 5/8/31 (a)(b)	7,269,000	6,947,222
Extended Stay America Trust:
3.604%, 12/5/31 (a)	7,760,000	7,772,612
3.902%, 12/5/31 (a)	2,350,000	2,353,093
4.093%, 12/5/31 (a)(b)	4,400,000	4,422,717
GS Mortgage Securities Corp Trust, 3.79%, 1/10/31 (a)	3,500,000	3,563,497
Hilton USA Trust:
1.941%, 11/5/30 (a)(b)	6,347,001	6,314,523
Class DFL, 3.191%, 11/5/30 (a)(b)	6,347,001	6,314,521
Class CFX, 3.714%, 11/5/30 (a)	1,600,000	1,602,058
Class EFX, 5.222%, 11/5/30 (a)(b)	6,500,000	6,538,247
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	4,200,000	4,311,893
3.805%, 6/10/27 (a)(b)	3,000,000	3,007,349
4.036%, 6/15/29 (a)(b)	7,300,000	6,805,150
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (a)(b)	1,500,000	1,447,200
Motel 6 Trust:
3.644%, 2/5/30 (a)	4,000,000	3,930,020
5.279%, 2/5/30 (a)	6,200,000	6,000,862
ORES NPL LLC:
3.00%, 3/27/24 (a)	1,616,896	1,606,417
3.081%, 9/25/25 (a)	137,375	136,462

Total Commercial Mortgage-Backed Securities (Cost $142,725,300)		139,944,691

CORPORATE BONDS - 49.8%

Basic Materials - 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,670,880
Solvay Finance America LLC, 3.40%, 12/3/20 (a)	2,000,000	2,033,224
		4,704,104

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Communications - 7.2%
Amazon.com, Inc., 2.60%, 12/5/19	1,000,000	1,040,334
America Movil SAB de CV, 1.632%, 9/12/16 (b)	2,000,000	1,999,206
AT&T, Inc.:
2.80%, 2/17/21	5,000,000	5,126,425
3.60%, 2/17/23	5,000,000	5,194,380
Cisco Systems, Inc.:
2.125%, 3/1/19	2,000,000	2,057,706
2.45%, 6/15/20	2,000,000	2,076,992
2.20%, 2/28/21	2,700,000	2,753,719
Comcast Corp., 2.75%, 3/1/23	3,000,000	3,100,104
Crown Castle Towers LLC:
5.495%, 1/15/37 (a)	4,000,000	4,038,277
4.174%, 8/15/37 (a)	1,925,000	1,975,237
3.222%, 5/15/42 (a)	1,900,000	1,902,850
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (a)	4,000,000	4,035,360
Embarq Corp., 7.082%, 6/1/16	14,806,000	14,901,188
Frontier Communications Corp.:
8.875%, 9/15/20 (a)	6,000,000	6,232,500
10.50%, 9/15/22 (a)	1,400,000	1,435,000
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	2,030,806
Qwest Corp., 6.50%, 6/1/17	5,894,000	6,137,127
Sprint Communications, Inc.:
6.00%, 12/1/16	9,900,000	9,838,125
8.375%, 8/15/17	3,750,000	3,707,812
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,077,820
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,300,669
8.75%, 2/14/19	1,500,000	1,756,334
Time Warner, Inc., 3.55%, 6/1/24	1,500,000	1,542,926
Verizon Communications, Inc., 2.45%, 11/1/22	9,830,000	9,769,801
		99,030,698

Consumer, Cyclical - 8.0%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	3,741,006	3,890,646
5.60%, 1/15/22 (a)	7,531,415	7,606,729
3.70%, 11/1/24	2,541,553	2,420,829
5.25%, 7/15/25	4,180,000	4,200,900
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	3,994,407	4,174,156
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,075,706
3.50%, 7/20/22	5,000,000	5,359,550
CVS Pass-Through Trust, 6.036%, 12/10/28	1,673,635	1,874,487
Delta Air Lines Pass Through Trust, 6.20%, 1/2/20	2,503,649	2,678,904
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	9,350,000	9,338,930
2.551%, 10/5/18	3,000,000	3,010,380
2.20%, 1/8/19 (b)	9,000,000	8,987,508

10 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
2.943%, 1/8/19	10,000,000	10,154,280
1.549%, 11/4/19 (b)	4,700,000	4,535,218
3.157%, 8/4/20	4,000,000	4,080,276
Home Depot, Inc. (The), 2.00%, 4/1/21	3,000,000	3,030,054
Hyundai Capital America, 1.875%, 8/9/16 (a)	1,000,000	1,001,833
Johnson Controls, Inc., 4.25%, 3/1/21	2,000,000	2,114,900
Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 8/15/29 (a)	1,000,000	870,000
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (a)	2,200,000	1,870,000
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	5,000,000	5,072,710
3.15%, 4/1/21	5,000,000	5,136,090
Virgin Australia Trust:
6.00%, 4/23/22 (a)	5,141,809	5,193,227
5.00%, 4/23/25 (a)	3,887,398	3,965,146
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	3,062,118
3.30%, 11/18/21	2,000,000	2,059,450
Whirlpool Corp., 1.65%, 11/1/17	2,000,000	2,003,578
		109,767,605

Consumer, Non-cyclical - 4.4%
Actavis Funding SCS:
3.00%, 3/12/20	2,000,000	2,056,416
3.45%, 3/15/22	1,000,000	1,038,157
Amgen, Inc.:
2.125%, 5/1/20	3,000,000	3,036,765
2.70%, 5/1/22	1,000,000	1,019,179
3.625%, 5/22/24	575,000	604,916
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	5,101,110
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,006,652
ConAgra Foods, Inc., 1.90%, 1/25/18	2,000,000	2,008,484
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,068,241
Gilead Sciences, Inc., 2.55%, 9/1/20	2,000,000	2,059,630
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,300,175
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	4,420,000	4,353,700
Kraft Heinz Foods Co.:
2.25%, 6/5/17	2,000,000	2,019,238
2.80%, 7/2/20 (a)	5,000,000	5,135,705
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	3,126,570
Land O' Lakes, Inc., 6.00%, 11/15/22 (a)	500,000	522,500
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,585,770
Mead Johnson Nutrition Co., 3.00%, 11/15/20	2,000,000	2,055,228
Merck & Co., Inc., 2.35%, 2/10/22	4,500,000	4,586,004
Perrigo Co. plc, 1.30%, 11/8/16	1,000,000	995,320
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	1,000,000	1,024,738
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	2,129,000	2,198,192
SUPERVALU, Inc., 6.75%, 6/1/21	4,000,000	3,410,000
		60,312,690

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Energy - 2.6%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	22,805,000	23,124,270
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	978,208
Williams Partners LP, 3.60%, 3/15/22	6,500,000	5,352,211
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,000,000	6,108,354
		35,563,043

Financial - 22.0%
Air Lease Corp., 2.125%, 1/15/18	8,351,000	8,267,490
American International Group, Inc., 3.30%, 3/1/21	1,325,000	1,354,663
American Tower Corp.:
2.80%, 6/1/20	2,000,000	2,010,174
4.70%, 3/15/22	3,500,000	3,789,993
Bank of America Corp.:
5.70%, 5/2/17	5,000,000	5,199,725
6.40%, 8/28/17	8,600,000	9,140,845
2.25%, 4/21/20	5,492,000	5,438,969
2.625%, 10/19/20	10,500,000	10,573,164
3.875%, 8/1/25	9,600,000	9,949,843
Bank of America NA:
5.30%, 3/15/17	28,000,000	28,976,640
0.934%, 6/15/17 (b)	7,287,000	7,239,576
6.10%, 6/15/17	1,155,000	1,207,998
Capital One Bank:
1.20%, 2/13/17	4,000,000	3,992,180
2.25%, 2/13/19	3,000,000	2,992,566
Capital One Financial Corp.:
3.15%, 7/15/16	2,500,000	2,514,243
6.15%, 9/1/16	3,800,000	3,877,136
Capital One NA, 2.35%, 8/17/18	4,400,000	4,422,651
CIT Group, Inc.:
5.00%, 5/15/17	2,400,000	2,442,000
4.25%, 8/15/17	8,325,000	8,471,603
5.25%, 3/15/18	5,100,000	5,275,950
Citigroup, Inc.:
0.906%, 6/9/16 (b)	24,850,000	24,835,686
1.70%, 4/27/18	5,000,000	4,981,990
2.15%, 7/30/18	5,000,000	5,027,380
2.50%, 9/26/18	14,000,000	14,214,116
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	3,900,000	3,732,300
2.65%, 10/26/20	6,575,000	6,637,009
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	2,100,000	2,105,187
2.70%, 3/30/21	7,000,000	7,051,030
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,071,250
DDR Corp., 4.75%, 4/15/18	9,265,000	9,632,144
Discover Bank:
2.60%, 11/13/18	1,000,000	1,002,509
8.70%, 11/18/19	2,107,000	2,454,215
3.10%, 6/4/20	1,000,000	1,007,332

12 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Doric Nimrod Air Alpha Ltd. Pass Through Trust, 6.125%, 11/30/21 (a)	2,153,106	2,153,106
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (a)	1,144,956	1,163,707
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,013,142
First Horizon National Corp., 3.50%, 12/15/20	2,000,000	1,998,582
First Tennessee Bank NA, 5.65%, 4/1/16	4,886,000	4,886,000
GE Capital International Funding Co., 2.342%, 11/15/20 (a)	3,264,000	3,343,772
General Electric Co.:
2.30%, 4/27/17	3,000,000	3,046,200
2.20%, 1/9/20	859,000	884,219
4.625%, 1/7/21	373,000	421,760
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,330,290
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,228,640
KeyCorp., 2.90%, 9/15/20	5,000,000	5,081,945
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	8,011,144
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,712,844
2.375%, 7/23/19	4,700,000	4,749,402
2.80%, 6/16/20	5,000,000	5,091,060
National City Corp., 6.875%, 5/15/19	1,500,000	1,688,513
Regions Financial Corp., 3.20%, 2/8/21	4,500,000	4,537,427
Synchrony Financial, 2.60%, 1/15/19	4,000,000	4,008,544
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,097,282
Vornado Realty LP, 2.50%, 6/30/19	4,425,000	4,461,643
Wells Fargo & Co.:
1.975%, 3/4/21 (b)	5,000,000	5,082,840
2.50%, 3/4/21	7,200,000	7,290,936
		301,172,555

Industrial - 2.8%
Cemex SAB de CV:
5.372%, 10/15/18 (a)(b)	4,000,000	3,980,000
6.50%, 12/10/19 (a)	750,000	771,562
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,790,000
EnerSys, 5.00%, 4/30/23 (a)	1,250,000	1,206,250
Masco Corp.:
6.125%, 10/3/16	2,500,000	2,560,625
3.50%, 4/1/21	3,000,000	3,022,500
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (a)	2,225,000	2,217,077
3.375%, 2/1/22 (a)	2,500,000	2,482,127
Pentair Finance SA, 2.90%, 9/15/18	5,000,000	5,014,340
SBA Tower Trust, 2.24%, 4/15/43 (a)	12,000,000	11,913,916
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	1,998,688
2.40%, 2/1/19	1,000,000	1,011,794
		37,968,879

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Technology - 2.5%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	4,075,292
2.70%, 5/13/22	2,000,000	2,067,684
2.85%, 2/23/23	8,000,000	8,292,472
HP Enterprise Co., 2.45%, 10/5/17 (a)	3,000,000	3,019,587
Intel Corp.:
2.45%, 7/29/20	2,000,000	2,069,792
3.10%, 7/29/22	2,000,000	2,114,454
Microsoft Corp.:
2.375%, 2/12/22	3,000,000	3,090,672
2.65%, 11/3/22	2,000,000	2,079,618
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,063,320
2.80%, 7/8/21	2,000,000	2,093,740
2.50%, 5/15/22	3,000,000	3,060,441
		34,027,072

Total Corporate Bonds (Cost $679,287,178)		682,546,646

FLOATING RATE LOANS (c) - 1.6%

Consumer, Cyclical - 1.5%
Albertson's Holdings LLC:
5.125%, 8/25/19 (b)	1,140,000	1,138,371
5.50%, 8/25/21 (b)	8,681,853	8,681,853
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	2,155,055	2,092,087
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	8,400,000	7,902,997
		19,815,308

Consumer, Non-cyclical - 0.1%
SUPERVALU, Inc., 4.50%, 3/21/19 (b)	1,454,138	1,421,218

Financial - 0.0%
Alliance Mortgage Investments, 12.61%, 6/1/10 *(b)(d)(e)(f)	385,345	8,709

Total Floating Rate Loans (Cost $21,404,256)		21,245,235

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Fannie Mae:
3.50%, 3/1/22	89,653	94,699
5.00%, 4/25/34	27,526	28,717

Total U.S. Government Agency Mortgage-Backed Securities (Cost $121,654)		123,416

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,045,000

Total Sovereign Government Bonds (Cost $5,990,124)		6,045,000

14 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 6.1%
United States Treasury Notes:
0.75%, 2/28/18	3,900,000	3,900,913
1.00%, 3/15/19	7,850,000	7,880,662
1.125%, 2/28/21	61,753,000	61,499,689
1.625%, 2/15/26	9,910,000	9,765,998

Total U.S. Treasury Obligations (Cost $82,401,336)		83,047,262

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	209,202	1,156,887

Total Common Stocks (Cost $3,242,631)		1,156,887

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.278%, 4/1/16	4,402,623	4,402,623

Total Time Deposit (Cost $4,402,623)		4,402,623

TOTAL INVESTMENTS (Cost $1,374,467,145) - 99.7%		1,367,079,570
Other assets and liabilities, net - 0.3%		3,949,019
NET ASSETS - 100.0%		$1,371,028,589

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	599	6/16	$131,031,250	$128,939

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) This security was valued under the direction of the Board of Trustees. See Note A.
(e) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(f) Restricted securities represent 0.0% of the net assets of the Fund.
See notes to financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

Abbreviations:
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, 12.61%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

16 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $1,374,467,145) - see accompanying schedule	$1,367,079,570
Cash	133,917
Cash collateral at broker	389,351
Receivable for securities sold	9,115,636
Receivable for shares sold	2,207,200
Interest receivable	6,651,048
Receivable for futures contracts variation margin	46,796
Trustees' deferred compensation plan	1,209,015
Total assets	1,386,832,533

LIABILITIES
Payable for securities purchased	10,590,251
Payable for shares redeemed	2,729,860
Payable to Calvert Investment Management, Inc.	392,823
Payable to Calvert Investment Distributors, Inc.	260,278
Payable to Calvert Investment Administrative Services, Inc.	135,383
Payable to Calvert Investment Services, Inc.	8,352
Trustees' deferred compensation plan	1,209,015
Accrued expenses and other liabilities	477,982
Total liabilities	15,803,944
NET ASSETS	$1,371,028,589

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 41,995,709 shares outstanding	$665,129,606
Class C: 8,769,632 shares outstanding	139,828,458
Class I: 14,162,818 shares outstanding	231,854,731
Class Y: 20,965,539 shares outstanding	350,689,847
Undistributed net investment income	67,716
Accumulated net realized gain (loss)	(9,283,133)
Net unrealized appreciation (depreciation)	(7,258,636)
NET ASSETS	$1,371,028,589

NET ASSET VALUE PER SHARE
Class A (based on net assets of $668,621,865)	$15.92
Class C (based on net assets of $139,107,797)	$15.86
Class I (based on net assets of $226,737,735)	$16.01
Class Y (based on net assets of $336,561,192)	$16.05

See notes to financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$21,479,528
Total investment income	21,479,528

Expenses:
Investment advisory fee	2,415,810
Administrative fees	1,569,193
Transfer agency fees and expenses	818,620
Distribution Plan expenses:
Class A	870,224
Class C	728,084
Trustees' fees and expenses	103,555
Accounting fees	131,225
Custodian fees	67,163
Professional fees	54,496
Registration fees	49,030
Reports to shareholders	62,884
Miscellaneous	27,297
Total expenses	6,897,581
Administrative fees waived	(369,207)
Net expenses	6,528,374
NET INVESTMENT INCOME	14,951,154

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(983,487)
Futures	(8,771)
(992,258)

Change in unrealized appreciation (depreciation) on:
Investments	(3,227,982)
Futures	(1,388)
(3,229,370)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,221,628)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,729,526

See notes to financial statements.

18 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$14,951,154	$30,576,912
Net realized gain (loss)	(992,258)	(6,948,723)
Change in unrealized appreciation (depreciation)	(3,229,370)	(14,738,408)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,729,526	8,889,781

Distributions to shareholders from:
Net investment income:
Class A shares	(7,069,122)	(14,449,474)
Class C shares	(946,755)	(1,809,563)
Class I shares	(2,966,517)	(6,339,171)
Class Y shares	(3,991,833)	(7,821,506)
Net realized gain:
Class A shares	—	(227,124)
Class C shares	—	(49,202)
Class I shares	—	(66,492)
Class Y shares	—	(104,070)
Total distributions	(14,974,227)	(30,866,602)

Capital share transactions:
Shares sold:
Class A shares	58,409,693	126,164,342
Class C shares	7,899,747	14,894,979
Class I shares	36,505,436	152,699,698
Class Y shares	50,488,851	125,821,047
Shares issued from merger (See Note E):
Class A shares	—	8,603,732
Class C shares	—	2,291,536
Class I shares	—	9,879,323
Reinvestment of distributions:
Class A shares	6,423,363	13,088,417
Class C shares	645,023	1,239,218
Class I shares	2,711,177	5,384,776
Class Y shares	3,242,279	6,043,453
Redemption fees:
Class A shares	—	3,596
Class C shares	—	697
Class I shares	—	79
Class Y shares	—	3,068
See notes to financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

INCREASE (DECREASE) IN NET ASSETS - CONT’D	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares redeemed:
Class A shares	($127,535,885)	($337,117,833)
Class C shares	(21,984,299)	(57,260,251)
Class I shares	(96,628,067)	(110,805,009)
Class Y shares	(67,185,049)	(176,696,517)
Total capital share transactions	(147,007,731)	(215,761,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(151,252,432)	(237,738,470)

NET ASSETS
Beginning of period	1,522,281,021	1,760,019,491
End of period (including undistributed net investment income of $67,716 and $90,789, respectively)	$1,371,028,589	$1,522,281,021

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	3,679,767	7,829,525
Class C shares	499,930	928,054
Class I shares	2,288,777	9,418,666
Class Y shares	3,150,909	7,741,225
Shares issued from merger (See Note E):
Class A shares	—	532,409
Class C shares	—	142,331
Class I shares	—	608,333
Reinvestment of distributions:
Class A shares	405,132	813,211
Class C shares	40,837	77,279
Class I shares	170,049	332,911
Class Y shares	202,811	372,482
Shares redeemed:
Class A shares	(8,032,169)	(20,907,801)
Class C shares	(1,390,203)	(3,567,057)
Class I shares	(6,041,643)	(6,837,642)
Class Y shares	(4,199,136)	(10,873,964)
Total capital share activity	(9,224,939)	(13,390,038)

See notes to financial statements.

20 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Short Duration Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions,

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $8,709, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.

22 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$391,418,085	$—	$391,418,085
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	37,149,725	—	37,149,725
Commercial Mortgage-Backed Securities	—	139,944,691	—	139,944,691
Corporate Bonds	—	682,546,646	—	682,546,646
Floating Rate Loans	—	21,236,526	8,709	21,245,235
U.S. Government Agency Mortgage-Backed Securities	—	123,416	—	123,416
Sovereign Government Bonds	—	6,045,000	—	6,045,000
U.S. Treasury Obligations	—	83,047,262	—	83,047,262
Common Stocks**	1,156,887	—	—	1,156,887
Time Deposit	—	4,402,623	—	4,402,623

TOTAL	$1,156,887	$1,365,913,974	$8,709^	$1,367,079,570
Futures Contracts***	$128,939	$—	$—	$128,939

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, futures contracts were used to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedule of Investments.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

At March 31, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$128,939*	Unrealized depreciation on futures contracts	$—*
*Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	($8,771)	($1,388)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			782
Futures contracts short			(89)
*Averages are based on activity levels during the period ended March 31, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Notes to Schedule of Investments on page 15.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

24 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of the Fund's average daily net assets: 0.35% on the first $750 million, 0.325% on the next $750 million, 0.30% on the next $2 billion, and 0.275% over $3.5 billion.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 1.08%, 0.75%, and 0.95% for Class A, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee for Class A, C, and Y was 0.30% on the first $1.5 billion and 0.275% over $1.5 billion of the combined assets of all classes of the Fund. The administrative fee for Class I was 0.10%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.18% (the amount of the administrative fee above 0.12%) for Class A, C and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $361,871.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of the average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Y shares do not have Distribution Plan expenses.
CID received $9,578 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $45,871 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $410,630,351 and $480,496,313, respectively. U.S. government security purchases and sales were $617,948,279 and $627,441,790, respectively.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($1,427,089)
Long-term	($1,368,095)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term. The Fund's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$9,684,485
Unrealized (depreciation)	(17,194,521)
Net unrealized appreciation (depreciation)	($7,510,036)
Federal income tax cost of investments	$1,374,589,606
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$111,568	1.38%	$20,416,896	December 2015
NOTE E — REORGANIZATION
On December 10, 2014, the Board of Trustees of The Calvert Funds approved the reorganization of the Calvert Government Fund (“Government”) into the Calvert Short Duration Income Fund (“Short Duration Income”). Shareholders approved the reorganization at a meeting on April 17, 2015 and the reorganization took place after the close of business on April 30, 2015.
The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
GOVERNMENT	1,271,487	SHORT DURATION INCOME	1,283,073	$20,774,591
For financial reporting purposes, assets received and shares issued by Short Duration Income were recorded at fair value; however, the cost basis of the investments received from Government was carried forward to align ongoing reporting of Short Duration Income’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
GOVERNMENT	$20,774,591	($12,719)	SHORT DURATION INCOME	$1,596,139,010
Assuming the acquisition had been completed on October 1, 2014, Short Duration Income’s results of operations for the year ended September 30, 2015 would have been as follows:

Net investment income	$30,697,889	(a)
Net realized and change in unrealized gain (loss) on investments	($21,483,030)	(b)
Net increase (decrease) in assets from operations	$9,214,859
Because Short Duration Income and Government sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

26 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Government that have been included in Short Duration Income’s Statement of Operations since April 30, 2015.
(a) $30,576,912 as reported, plus $120,977 from Government pre-merger.
(b) ($21,687,131) as reported, plus $204,101 gain from Government pre-merger.
NOTE F — REGULATORY MATTERS
In October 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. The Advisor and the Board of Trustees subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 2008 through September 30, 2011. These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the affected period. Accordingly, in December 2011, pursuant to an agreement (“the Agreement”) with the Board of Trustees, the Advisor contributed $10,161,859 to the Fund to adjust shareholder trades occurring during the respective period for the benefit of affected shareholders.
Subsequent to the Agreement, the Securities and Exchange Commission (“SEC”) conducted a compliance examination of the Advisor and the Calvert Funds (“the Funds”). In a letter dated November 1, 2013, the SEC communicated its examination findings that included various deficiencies and weaknesses and concerns regarding whether the contribution and shareholder disbursement, discussed above, was properly calculated and distributed to certain shareholders. The SEC is continuing its examination of these matters. It is Management's opinion that the resolution of the examination matters will not have a material adverse effect on the financial position or results of operations of the Fund.
NOTE G — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011 (a)
Net asset value, beginning	$15.96	$16.19	$16.28	$16.43	$16.06	$16.64
Income from investment operations:
Net investment income	0.16	0.29	0.31	0.30	0.35	0.33
Net realized and unrealized gain (loss)	(0.04)	(0.23)	(0.09)	(0.12)	0.65	(0.40)
Total from investment operations	0.12	0.06	0.22	0.18	1.00	(0.07)
Distributions from:
Net investment income	(0.16)	(0.29)	(0.31)	(0.32)	(0.38)	(0.39)
Net realized gain	—	—(b)	—	(0.01)	(0.25)	(0.12)
Total distributions	(0.16)	(0.29)	(0.31)	(0.33)	(0.63)	(0.51)
Total increase (decrease) in net asset value	(0.04)	(0.23)	(0.09)	(0.15)	0.37	(0.58)
Net asset value, ending	$15.92	$15.96	$16.19	$16.28	$16.43	$16.06
Total return (c)	0.78%	0.39%	1.34%	1.12%	6.41%	(0.46%)
Ratios to average net assets: (d)
Net investment income	2.02%(e)	1.79%	1.87%	1.84%	2.18%	2.02%
Total expenses	1.05%(e)	1.13%	1.14%	1.12%	1.22%	1.15%
Net expenses	0.99%(e)	1.08%	1.08%	1.08%	1.08%	1.08%
Portfolio turnover	75%	206%	168%	166%	187%	263%
Net assets, ending (in thousands)	$668,622	$733,415	$933,534	$1,145,473	$1,279,265	$1,686,575

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

28 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011 (a)
Net asset value, beginning	$15.91	$16.13	$16.21	$16.37	$15.99	$16.58
Income from investment operations:
Net investment income	0.10	0.17	0.19	0.19	0.22	0.21
Net realized and unrealized gain (loss)	(0.05)	(0.22)	(0.08)	(0.14)	0.66	(0.41)
Total from investment operations	0.05	(0.05)	0.11	0.05	0.88	(0.20)
Distributions from:
Net investment income	(0.10)	(0.17)	(0.19)	(0.20)	(0.25)	(0.27)
Net realized gain	—	—(b)	—	(0.01)	(0.25)	(0.12)
Total distributions	(0.10)	(0.17)	(0.19)	(0.21)	(0.50)	(0.39)
Total increase (decrease) in net asset value	(0.05)	(0.22)	(0.08)	(0.16)	0.38	(0.59)
Net asset value, ending	$15.86	$15.91	$16.13	$16.21	$16.37	$15.99
Total return (c)	0.34%	(0.29%)	0.67%	0.34%	5.65%	(1.25%)
Ratios to average net assets: (d)
Net investment income	1.28%(e)	1.05%	1.15%	1.14%	1.40%	1.30%
Total expenses	1.79%(e)	1.81%	1.80%	1.78%	1.86%	1.79%
Net expenses	1.73%(e)	1.81%	1.80%	1.78%	1.86%	1.79%
Portfolio turnover	75%	206%	168%	166%	187%	263%
Net assets, ending (in thousands)	$139,108	$152,994	$194,133	$228,366	$258,843	$311,299

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011 (a)
Net asset value, beginning	$16.05	$16.27	$16.35	$16.51	$16.12	$16.71
Income from investment operations:
Net investment income	0.20	0.38	0.40	0.39	0.44	0.43
Net realized and unrealized gain (loss)	(0.04)	(0.22)	(0.08)	(0.13)	0.66	(0.42)
Total from investment operations	0.16	0.16	0.32	0.26	1.10	0.01
Distributions from:
Net investment income	(0.20)	(0.38)	(0.40)	(0.41)	(0.46)	(0.48)
Net realized gain	—	—(b)	—	(0.01)	(0.25)	(0.12)
Total distributions	(0.20)	(0.38)	(0.40)	(0.42)	(0.71)	(0.60)
Total increase (decrease) in net asset value	(0.04)	(0.22)	(0.08)	(0.16)	0.39	(0.59)
Net asset value, ending	$16.01	$16.05	$16.27	$16.35	$16.51	$16.12
Total return (c)	1.01%	1.02%	1.97%	1.64%	7.05%	0.05%
Ratios to average net assets: (d)
Net investment income	2.49%(e)	2.37%	2.46%	2.44%	2.72%	2.57%
Total expenses	0.52%(e)	0.50%	0.48%	0.49%	0.55%	0.49%
Net expenses	0.51%(e)	0.50%	0.48%	0.49%	0.55%	0.49%
Portfolio turnover	75%	206%	168%	166%	187%	263%
Net assets, ending (in thousands)	$226,738	$284,839	$231,420	$157,557	$100,874	$85,310

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

30 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011 (a)
Net asset value, beginning	$16.09	$16.32	$16.40	$16.56	$16.18	$16.79
Income from investment operations:
Net investment income	0.18	0.34	0.36	0.36	0.40	0.40
Net realized and unrealized gain (loss)	(0.03)	(0.24)	(0.08)	(0.13)	0.66	(0.43)
Total from investment operations	0.15	0.10	0.28	0.23	1.06	(0.03)
Distributions from:
Net investment income	(0.19)	(0.33)	(0.36)	(0.38)	(0.43)	(0.46)
Net realized gain	—	—(b)	—	(0.01)	(0.25)	(0.12)
Total distributions	(0.19)	(0.33)	(0.36)	(0.39)	(0.68)	(0.58)
Total increase (decrease) in net asset value	(0.04)	(0.23)	(0.08)	(0.16)	0.38	(0.61)
Net asset value, ending	$16.05	$16.09	$16.32	$16.40	$16.56	$16.18
Total return (c)	0.92%	0.67%	1.70%	1.41%	6.77%	(0.20%)
Ratios to average net assets: (d)
Net investment income	2.31%(e)	2.07%	2.17%	2.19%	2.48%	2.38%
Total expenses	0.76%(e)	0.80%	0.76%	0.73%	0.81%	0.79%
Net expenses	0.70%(e)	0.80%	0.76%	0.73%	0.81%	0.79%
Portfolio turnover	75%	206%	168%	166%	187%	263%
Net assets, ending (in thousands)	$336,561	$351,033	$400,932	$329,595	$304,223	$455,764

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2015, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

32 calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one-year period ended June 30, 2015 and performed above the median of its peer group for the three- and five-year periods ended June 30, 2015. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2015 and outperformed its Lipper index for the three- and five-year periods ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund was currently realizing economies of scale in its advisory fee. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Shareholder Report]

SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”

[Not Part of Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Shareholder Report]

CALVERT SHORT DURATION INCOME FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
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Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

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Calvert Long-Term Income Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President's Letter
2	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Notes to Financial Statements
22	Financial Highlights
24	Proxy Voting
24	Availability of Quarterly Portfolio Holdings
24	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the Federal Open Market Committee (FOMC) raised the target range for the federal funds rate by 25bps to 25-50bps - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund seeks to maximize income to the extent consistent with preservation of capital, through investments in longer-dated securities.
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and government-sponsored enterprises, while maintaining an average portfolio maturity of 10 years or more.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
The Fund’s shorter duration position relative to its benchmark, and exposure to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) and high-yield corporates, which are not in the benchmark, were the primary contributors to underperformance.
The Fund’s duration position was, on average, 0.50 years shorter than its benchmark. Duration positioning was a detractor from relative performance and the Fund’s allocation to out-of-benchmark U.S. Treasuries detracted from performance as well.
Under allocation to investment-grade corporates and strong security selection within investment-grade corporate sectors contributed positively to Fund performance for the quarter. Specifically, security selection within the Consumer Cyclical, non-cyclical, Energy and Communication subsectors led the outperformance.
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Common Stocks	0.1%
Corporate	55.3%
Financial Institutions	14.4%
Industrial	40.7%
Utility	0.2%
Government Related	2.1%
Agencies	0.4%
Local Authorities	1.7%
Municipal	0.2%
Government Public Services	0.2%
Securitized	21.3%
Asset-Backed Securities	9.2%
Collateralized Mortgage-Backed Securities	8.9%
Mortgage-Backed Passthrough	3.2%
Short-term Investments	—%
Treasury	21.0%
Total	100%

Elsewhere within investment-grade corporates, the Fund continued to benefit from an underweight to, and outperformance within, the Energy sector.
Going forward, we continue to believe an underweight to duration is appropriate. In our view, the front-end of the yield curve remains vulnerable to market repricing of the timing of Fed policy. Spread sectors, including those not in the Fund’s benchmark, such as short-maturity, high-yield corporates, continue to offer attractive short-term investment opportunities.
Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to spread sectors remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current spread levels in certain areas of the market compensate for these risks. Areas of the investment-grade corporate market

CALVERT LONG-TERM INCOME FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	5.26%	-1.07%
Class I	5.66%	-0.47%
Barclays Long U.S. Credit Index	6.11%	-1.08%
Lipper BBB-Rated Corporate Debt Funds Average	2.90%	-0.13%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	2.96%	2.79%
Class I	3.78%	3.44%

appear particularly attractive to us, and we will look to opportunistically increase allocations to this market.
We continue to believe an active, multi-sector approach to fixed income investing is a sound strategy to successfully navigating the volatile, liquidity challenged environment we expect for the foreseeable future.

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT LONG-TERM INCOME FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CLDAX	-4.79%	5.11%	7.45%
Class I	CLDIX	-0.47%	6.07%	7.94%
Barclays Long U.S. Credit Index		-1.08%	7.77%	7.25%
Lipper BBB-Rated Corporate Debt Funds Average		-0.13%	4.54%	5.30%

Calvert Long-Term Income Fund first offered Class I shares on January 30, 2015. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.13%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.18%	$1,000.00	$1,052.60	$6.06
Hypothetical (5% return per year before expenses)	1.18%	$1,000.00	$1,019.10	$5.96
Class I
Actual	0.55%	$1,000.00	$1,056.60	$2.83
Hypothetical (5% return per year before expenses)	0.55%	$1,000.00	$1,022.25	$2.78

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 12.9%
Asset-Backed - Automobile - 0.7%
Skopos Auto Receivables Trust, 5.43%, 12/15/23 (a)	500,000	489,620

Asset-Backed - Other - 11.7%
American Homes 4 Rent:
3.786%, 10/17/36 (a)	439,577	457,855
4.691%, 10/17/45 (a)	500,000	490,335
Apidos CLO XXI, 6.17%, 7/18/27 (a)(b)	300,000	244,479
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	400,000	379,484
4.31%, 5/16/22 (a)	600,000	566,964
Consumer Credit Origination Loan Trust, 5.21%, 3/15/21 (a)	500,000	487,235
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	498,750	490,829
Dryden 40 Senior Loan Fund, 4.318%, 8/15/28 (a)(b)	500,000	445,570
GMAT Trust, 4.25%, 9/25/20 (a)(b)	434,673	433,600
Invitation Homes Trust:
2.282%, 12/17/30 (a)(b)	300,000	289,807
3.082%, 12/17/30 (a)(b)	500,000	474,780
3.588%, 6/17/32 (a)(b)	500,000	468,382
4.138%, 6/17/32 (a)(b)	500,000	460,752
JGWPT XXXII LLC, 4.48%, 1/15/75 (a)	150,000	148,637
Madison Park Funding XVII Ltd., 4.074%, 7/21/27 (a)(b)	500,000	443,740
RMAT LLC, 3.75%, 5/25/55 (a)(b)	390,471	387,652
SBA Tower Trust, 3.869%, 10/15/49 (a)(b)	500,000	499,030
Tricon American Homes Series 2015-SFR1 Trust, 3.941%, 5/17/32 (a)(b)	91,000	81,446
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	177,212	177,221
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	454,977	448,811
Wendys Funding LLC, 2015-1, 4.497%, 6/15/45 (a)	497,500	483,271
		8,359,880

Asset-Backed - Student Loan - 0.5%
Navient Student Loan Trust, 1.933%, 7/25/52 (b)	400,000	339,005

Total Asset-Backed Securities (Cost $9,494,064)		9,188,505

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.2%
Bellemeade Re Ltd., 4.733%, 7/25/25 (a)(b)	500,000	489,660
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.383%, 5/25/25 (b)	498,928	488,963
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	250,000	251,107
STACR 2015-HQA2 M3, 5.233%, 5/25/28 (b)	550,000	529,777
STACR 2016-HQA1 M2, 3.191%, 9/25/28 (b)	500,000	501,411

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,313,194)		2,260,918

6 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%
CSMC Trust, 4.185%, 9/15/37 (a)	200,000	204,811
Extended Stay America Trust, 4.036%, 12/5/31 (a)(b)	1,000,000	1,012,057
Hilton USA Trust, 5.222%, 11/5/30 (a)(b)	500,000	502,942
JP Morgan Chase Commercial Mortgage Securities Trust, 4.036%, 6/15/29 (a)(b)	500,000	466,106
Motel 6 Trust, 5.279%, 2/5/30 (a)	800,000	774,305
ORES NPL LLC, 6.00%, 3/27/24 (a)	500,000	497,204
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	100,000	68,586

Total Commercial Mortgage-Backed Securities (Cost $3,573,913)		3,526,011

CORPORATE BONDS - 54.0%
Basic Materials - 0.9%
LYB International Finance BV, 5.25%, 7/15/43	250,000	259,218
Methanex Corp., 5.65%, 12/1/44	500,000	403,879
		663,097

Communications - 11.2%
America Movil SAB de CV, 4.375%, 7/16/42	500,000	485,725
AT&T, Inc.:
4.125%, 2/17/26	125,000	132,009
5.65%, 2/15/47	475,000	524,265
Comcast Corp.:
3.375%, 8/15/25	200,000	212,739
3.15%, 3/1/26	400,000	416,464
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	300,000	304,692
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	330,000	338,250
11.00%, 9/15/25 (a)	150,000	150,750
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,077,060
Rogers Communications, Inc., 5.00%, 3/15/44	750,000	826,166
Time Warner, Inc., 4.90%, 6/15/42	500,000	509,447
Verizon Communications, Inc.:
4.862%, 8/21/46	1,245,000	1,312,879
4.522%, 9/15/48	1,000,000	1,001,701
Viacom, Inc.:
4.50%, 2/27/42	500,000	400,956
5.25%, 4/1/44	250,000	224,857
Vodafone Group plc, 4.375%, 2/19/43	100,000	90,151
		8,008,111

Consumer, Cyclical - 8.5%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	317,357	330,051
5.60%, 1/15/22 (a)	236,296	238,659
4.40%, 3/22/25	320,000	314,200
5.25%, 7/15/25	220,000	221,100

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
CVS Health Corp.:
3.875%, 7/20/25	150,000	161,869
4.875%, 7/20/35	100,000	111,497
5.125%, 7/20/45	500,000	579,061
CVS Pass-Through Trust, 6.036%, 12/10/28	269,237	301,548
Ford Motor Co., 4.75%, 1/15/43	300,000	300,982
Ford Motor Credit Co. LLC:
3.219%, 1/9/22	300,000	305,579
4.134%, 8/4/25	570,000	593,139
Home Depot, Inc. (The), 4.40%, 3/15/45	400,000	444,881
Johnson Controls, Inc., 4.625%, 7/2/44	550,000	531,668
Kohl's Corp., 4.25%, 7/17/25	290,000	286,518
Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 8/15/25 (a)	160,000	136,000
Newell Rubbermaid, Inc., 5.50%, 4/1/46	500,000	543,198
Virgin Australia Trust, 6.00%, 4/23/22 (a)	255,748	258,305
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	400,000	397,528
		6,055,783

Consumer, Non-cyclical - 8.7%
Actavis Funding SCS, 4.75%, 3/15/45	600,000	631,023
Amgen, Inc.:
5.15%, 11/15/41	500,000	551,773
4.40%, 5/1/45	200,000	204,135
AstraZeneca plc:
3.375%, 11/16/25	200,000	207,167
4.375%, 11/16/45	125,000	133,077
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,032,774
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	231,405
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	500,000	559,444
Kroger Co. (The), 5.15%, 8/1/43	100,000	115,948
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	750,000	787,500
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	273,722
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	208,000
Merck & Co., Inc., 3.70%, 2/10/45	400,000	407,053
Perrigo Co. plc, 5.30%, 11/15/43	500,000	496,813
SUPERVALU, Inc., 6.75%, 6/1/21	200,000	170,500
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	225,000	235,779
		6,246,113

Energy - 3.0%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	200,000	202,800
4.85%, 8/15/42	500,000	463,856
4.85%, 3/15/44	500,000	469,048
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	356,083
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	200,000	153,035
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	523,573
		2,168,395

8 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Financial - 15.0%
American Tower Corp., 4.70%, 3/15/22	500,000	541,427
Bank of America Corp.:
4.20%, 8/26/24	250,000	254,572
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	150,000	147,750
3.95%, 4/21/25	500,000	497,478
3.875%, 8/1/25	760,000	787,696
4.45%, 3/3/26	200,000	206,038
4.25%, 10/22/26	600,000	608,945
Capital One Financial Corp., 4.20%, 10/29/25	200,000	202,501
CIT Group, Inc., 5.00%, 5/15/17	500,000	508,750
Citigroup, Inc.:
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	120,000	114,840
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	160,000	157,200
4.40%, 6/10/25	100,000	101,971
3.70%, 1/12/26	200,000	205,244
4.60%, 3/9/26	550,000	563,934
4.45%, 9/29/27	1,290,000	1,298,055
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	236,250
7.375%, 3/15/23 (a)	200,000	190,500
Discover Bank, 7.00%, 4/15/20	500,000	568,549
JPMorgan Chase & Co.:
3.625%, 5/13/24	400,000	417,082
3.90%, 7/15/25	420,000	445,260
Lloyds Banking Group plc, 4.65%, 3/24/26	250,000	247,767
MetLife, Inc., 4.05%, 3/1/45	100,000	94,598
Morgan Stanley:
4.00%, 7/23/25	480,000	501,905
5.00%, 11/24/25	1,100,000	1,190,440
3.95%, 4/23/27	150,000	150,159
Prudential Financial, Inc., 4.60%, 5/15/44	450,000	451,794
		10,690,705

Industrial - 5.1%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	250,000	257,188
Eaton Corp., 4.15%, 11/2/42	500,000	501,949
General Electric Co.:
3.375%, 3/11/24	1,000,000	1,073,499
4.50%, 3/11/44	1,000,000	1,116,252
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	505,356
Masco Corp., 4.45%, 4/1/25	150,000	155,595
		3,609,839

Technology - 1.4%
Apple, Inc.:
3.25%, 2/23/26	125,000	130,508
3.45%, 2/9/45	350,000	316,104
4.65%, 2/23/46	75,000	81,874

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Microsoft Corp., 3.125%, 11/3/25	125,000	131,262
Oracle Corp.:
2.95%, 5/15/25	100,000	102,438
4.125%, 5/15/45	250,000	255,420
		1,017,606

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	100,000	109,057

Total Corporate Bonds (Cost $37,796,643)		38,568,706

FLOATING RATE LOANS (c) - 0.5%

Consumer, Cyclical - 0.5%
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	400,000	376,333

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(d)(e)(f)	4,817	109

Total Floating Rate Loans (Cost $365,286)		376,442

MUNICIPAL OBLIGATIONS - 1.8%

California - 0.1%
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	105,115

Connecticut - 1.7%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,205,200

Total Municipal Obligations (Cost $1,091,059)		1,310,315

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	302,250

Total Sovereign Government Bonds (Cost $299,506)		302,250

U.S. TREASURY OBLIGATIONS - 20.7%
United States Treasury Bonds, 3.00%, 11/15/45	13,665,000	14,752,324

Total U.S. Treasury Obligations (Cost $14,674,670)		14,752,324

10 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	12,113	66,985

Total Common Stocks (Cost $187,752)		66,985

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0%
State Street Bank Time Deposit, 0.278%, 4/1/16	32,397	32,397

Total Time Deposit (Cost $32,397)		32,397

TOTAL INVESTMENTS (Cost $69,828,484) - 98.5%		70,384,853
Other assets and liabilities, net - 1.5%		1,037,380
NET ASSETS - 100.0%		$71,422,233

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
10 Year U.S. Treasury Notes	1	6/16	$130,391	$607
Ultra Long U.S. Treasury Bonds	48	6/16	8,281,500	(6,560)
Total Long				($5,953)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) This security was valued under the direction of the Board of Trustees. See Note A.
(f) Restricted securities represent 0.0% of the net assets of the Fund.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05 – 6/13/07	4,817
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

CALVERT LONG-TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $69,828,484) - see accompanying schedule	$70,384,853
Cash collateral at broker	231,750
Receivable for securities sold	370,890
Receivable for shares sold	87,439
Interest receivable	567,902
Receivable for futures contracts variation margin	51,375
Trustees' deferred compensation plan	64,472
Total assets	71,758,681

LIABILITIES
Payable for securities purchased	99,657
Payable for shares redeemed	80,649
Payable to Calvert Investment Management, Inc.	23,084
Payable to Calvert Investment Distributors, Inc.	16,167
Payable to Calvert Investment Administrative Services, Inc.	7,763
Payable to Calvert Investment Services, Inc.	907
Trustees' deferred compensation plan	64,472
Accrued expenses and other liabilities	43,749
Total liabilities	336,448
NET ASSETS	$71,422,233

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 4,148,618 shares outstanding	$70,336,391
Class I: 1,543 shares outstanding	26,095
Undistributed net investment income	926
Accumulated net realized gain (loss)	508,405
Net unrealized appreciation (depreciation)	550,416
NET ASSETS	$71,422,233

NET ASSET VALUE PER SHARE
Class A (based on net assets of $71,395,662)	$17.21
Class I (based on net assets of $26,571)	$17.22
See notes to financial statements.

12 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,545,882
Dividend income	8,203
Total investment income	1,554,085

Expenses:
Investment advisory fee	153,434
Administrative fees	86,141
Transfer agency fees and expenses	69,194
Distribution Plan expenses:
Class A	95,864
Trustees' fees and expenses	5,440
Accounting fees	11,759
Custodian fees	14,077
Professional fees	14,291
Registration fees	20,127
Reports to shareholders	7,343
Miscellaneous	3,720
Total expenses	481,390
Reimbursement from Advisor:
Class I	(9,401)
Administrative fees waived	(19,957)
Net expenses	452,032
NET INVESTMENT INCOME	1,102,053

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	464,976
Futures	619,931
1,084,907

Change in unrealized appreciation (depreciation) on:
Investments	1,772,171
Futures	(30,129)
1,742,042

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,826,949

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,929,002
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$1,102,053	$2,350,897
Net realized gain (loss)	1,084,907	(384,899)
Change in unrealized appreciation (depreciation)	1,742,042	(1,801,175)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,929,002	164,823

Distributions to shareholders from:
Net investment income:
Class A shares	(1,100,675)	(2,349,577)
Class I shares	(452)	(319)
Net realized gain:
Class A shares	—	(1,730,237)
Total distributions	(1,101,127)	(4,080,133)

Capital share transactions:
Shares sold:
Class A shares	14,683,018	45,156,519
Class I shares	—	53,835
Reinvestment of distributions:
Class A shares	1,036,042	3,810,211
Class I shares	452	319
Redemption fees:
Class A shares	—	18,134
Shares redeemed:
Class A shares	(25,942,343)	(48,766,637)
Class I shares	—	(28,511)
Total capital share transactions	(10,222,831)	243,870

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,394,956)	(3,671,440)

NET ASSETS
Beginning of period	78,817,189	82,488,629
End of period (including undistributed net investment income of $926 and $0, respectively)	$71,422,233	$78,817,189
See notes to financial statements.

14 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT'D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Shares sold:
Class A shares	881,273	2,567,407
Class I shares	—	3,219
Reinvestment of distributions:
Class A shares	62,260	220,396
Class I shares	27	19
Shares redeemed:
Class A shares	(1,545,564)	(2,830,163)
Class I shares	—	(1,722)
Total capital share activity	(602,004)	(40,844)
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Long-Term Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers two classes of shares - Classes A and I (which commenced operations on January 30, 2015). Class A shares are sold with a maximum front-end sales charge of 3.75%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, and commercial mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

16 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $109, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$9,188,505	$—	$9,188,505
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,260,918	—	2,260,918
Commercial Mortgage-Backed Securities	—	3,526,011	—	3,526,011
Corporate Bonds	—	38,568,706	—	38,568,706
Floating Rate Loans	—	376,333	109	376,442
Municipal Obligations	—	1,310,315	—	1,310,315
Sovereign Government Bonds	—	302,250	—	302,250
U.S. Treasury Obligations	—	14,752,324	—	14,752,324
Common Stocks**	66,985	—	—	66,985
Time Deposit	—	32,397	—	32,397

TOTAL	$66,985	$70,317,759	$109^	$70,384,853
Futures Contracts***	($5,953)	$—	$—	($5,953)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the period, the Fund used U.S. Treasury Bond and Notes futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
The Fund’s futures contracts at period end are presented in the Schedule of Investments.
At March 31, 2016, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Unrealized appreciation on futures contracts	$607*	Unrealized depreciation on futures contracts	($6,560)*
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

18 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	$619,931	($30,129)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			54
Futures contracts short			(41)
* Averages are based on activity levels during the year ended March 31, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Notes to Schedule of Investments on page XX.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.40% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 1.25% and 0.55% for Class A and I, respectively. For the purpose of this expense limit, operating expenses do

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.275% for Class A and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.155% (the amount of the administrative fee above 0.12%) for Class A shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $19,957.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% annually of the Fund’s average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% of the Fund’s average daily net assets of Class A. Class I shares do not have Distribution Plan expenses.
CID received $5,896 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $5,781 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $22,263,247 and $24,208,178, respectively. U.S. government security purchases and sales were $57,703,891 and $61,282,081, respectively.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$1,794,356
Unrealized (depreciation)	(1,261,475)
Net unrealized appreciation (depreciation)	$532,881
Federal income tax cost of investments	$69,851,972
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2016.
For the six months ended March 31, 2016, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$1,274	1.64%	$202,218	March 2016

20 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

NOTE E — REGULATORY MATTERS
In October 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. The Advisor and the Board of Trustees subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 2008 through September 30, 2011. These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the affected period. Accordingly, in December 2011, pursuant to an agreement (“the Agreement”) with the Board of Trustees, the Advisor contributed $381,095 to the Fund to adjust shareholder trades occurring during the respective period for the benefit of affected shareholders.
Subsequent to the Agreement, the Securities and Exchange Commission (“SEC”) conducted a compliance examination of the Advisor and the Calvert Funds (“the Funds”). In a letter dated November 1, 2013, the SEC communicated its examination findings that included various deficiencies and weaknesses and concerns regarding whether the contribution and shareholder disbursement, discussed above, was properly calculated and distributed to certain shareholders. The SEC is continuing its examination of these matters. It is management's opinion that the resolution of the examination matters will not have a material adverse effect on the financial position or results of operations of the Fund.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011
Net asset value, beginning	$16.59	$17.21	$16.31	$18.89	$17.77	$17.95(b)
Income from investment operations:
Net investment income	0.24	0.47	0.54	0.54	0.48	0.58
Net realized and unrealized gain (loss)	0.62	(0.23)	1.25	(1.47)	1.77	0.51(b)
Total from investment operations	0.86	0.24	1.79	(0.93)	2.25	1.09
Distributions from:
Net investment income	(0.24)	(0.48)	(0.55)	(0.55)	(0.50)	(0.59)
Net realized gain	—	(0.38)	(0.34)	(1.10)	(0.63)	(0.68)
Total distributions	(0.24)	(0.86)	(0.89)	(1.65)	(1.13)	(1.27)
Total increase (decrease) in net asset value	0.62	(0.62)	0.90	(2.58)	1.12	(0.18)
Net asset value, ending	$17.21	$16.59	$17.21	$16.31	$18.89	$17.77
Total return (c)	5.26%	1.25%	11.36%	(5.42%)	13.28%	6.45%(b)(d)
Ratios to average net assets: (e)
Net investment income	2.87%(f)	2.74%	3.26%	3.03%	2.70%	3.26%
Total expenses	1.23%(f)	1.29%	1.27%	1.28%	1.28%	1.32%
Net expenses	1.18%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Portfolio turnover	110%	290%	289%	272%	406%	498%
Net assets, ending (in thousands)	$71,396	$78,792	$82,489	$112,979	$217,482	$173,700

(a) Per share figures are calculated using the Average Shares Method.
(b) The Financial Highlights for the year ended 2011 has been restated to reflect an immaterial pricing adjustment made in 2011.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) The total return was revised from the previously reported amount of 6.63%.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

22 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)(b)
Net asset value, beginning	$16.59	$18.35
Income from investment operations:
Net investment income	0.29	0.40
Net realized and unrealized gain (loss)	0.64	(1.79)
Total from investment operations	0.93	(1.39)
Distributions from:
Net investment income	(0.30)	(0.37)
Total distributions	(0.30)	(0.37)
Total increase (decrease) in net asset value	0.63	(1.76)
Net asset value, ending	$17.22	$16.59
Total return (c)	5.66%	(7.60%)
Ratios to average net assets: (d)
Net investment income	3.51%(e)	3.57%(e)
Total expenses	74.56%(e)	167.76%(e)
Net expenses	0.55%(e)	0.55%(e)
Portfolio turnover	110%	290%
Net assets, ending (in thousands)	$27	$25

(a) Per share figures are calculated using the Average Shares Method.
(b) From January 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2015, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

24 calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2015. The data also indicated that the Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was above the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the current size of the Fund. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Shareholder Report]

SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”

[Not Part of Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Shareholder Report]

CALVERT LONG-TERM INCOME FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert Ultra-Short Income Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
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Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

1	President's Letter
2	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Notes to Financial Statements
21	Financial Highlights
24	Proxy Voting
24	Availability of Quarterly Portfolio Holdings
24	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the Federal Open Market Committee (FOMC) raised the target range for the federal funds rate by 25 basis points to 25-50 basis points - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities. Under normal circumstances, at least 80% of its assets will be invested in floating-rate securities and securities with durations of less than or equal to one year.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Fund Performance Relative to the Benchmark
The Fund’s allocation to out of benchmark fixed income spread sectors was the primary driver of outperformance for the six month period. Specifically allocation to investment-grade corporates, short asset backed securities (ABS) and short maturity high yield corporates drove the outperformance.
The Fund’s allocation to floating rate commercial mortgage-backed securities (CMBS) slightly detracted from performance for the period.
Going forward, we continue to believe an underweight to duration is appropriate. In our view, the front-end of the yield curve remains vulnerable to market repricing of the timing of Fed policy. Spread sectors, including those not in the Fund’s benchmark,
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Corporate	53.4%
Financial Institutions	23.9%
Industrial	29.5%
Securitized	43.2%
Asset-Backed Securities	22.2%
Commercial Mortgage-Backed Securities	17.2%
Mortgage-Backed Passthrough	3.8%
Short-Term Investments	3.4%
Total	100%

such as short-maturity, high-yield corporates, continue to offer attractive short-term investment opportunities.
Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to spread sectors remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current spread levels in certain areas of the market compensate for these risks. Areas of the investment-grade corporate market appear particularly attractive to us, and we will look to opportunistically increase allocations to this market. We continue to believe an active, multi-sector approach to fixed income investing is a sound strategy to successfully navigating the volatile, liquidity challenged environment we expect for the foreseeable future.

CALVERT ULTRA-SHORT INCOME FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	0.39%	0.24%
Class I	0.53%	0.55%
Class Y	0.40%	0.34%
Barclays 9-12 Months Short Treasury Index	0.21%	0.43%
Lipper Ultra-Short Obligations Funds Average	0.11%	0.06%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 1.25% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	0.76%	1.23%
Class I	1.16%	1.63%
Class Y	1.07%	1.56%

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 1.25%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT ULTRA-SHORT INCOME FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	Since Inception (10/31/2006)
Class A (with max. load)	CULAX	-1.10%	0.53%	2.29%
Class I	CULIX	0.55%	0.93%	2.51%
Class Y	CULYX	0.34%	0.99%	2.56%
Barclays 9-12 Months Short Treasury Index		0.43%	0.31%	1.51%
Lipper Ultra-Short Obligations Funds Average		0.06%	0.60%	1.57%

Calvert Ultra-Short Income Fund first offered Class I shares on January 31, 2014. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.
Calvert Ultra-Short Income Fund first offered Class Y shares on May 28, 2010. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.87%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	0.89%	$1,000.00	$1,003.90	$4.46
Hypothetical (5% return per year before expenses)	0.89%	$1,000.00	$1,020.55	$4.50
Class I
Actual	0.50%	$1,000.00	$1,005.30	$2.51
Hypothetical (5% return per year before expenses)	0.50%	$1,000.00	$1,022.50	$2.53
Class Y
Actual	0.61%	$1,000.00	$1,004.00	$3.06
Hypothetical (5% return per year before expenses)	0.61%	$1,000.00	$1,021.95	$3.08

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 27.4%
Asset-Backed - Automobile - 7.6%
American Credit Acceptance Receivables Trust:
1.33%, 7/10/18 (a)	860,343	859,365
0.99%, 8/10/18 (a)	101,194	101,185
2.84%, 5/15/19 (a)	483,239	483,496
CarFinance Capital Auto Trust:
1.46%, 12/17/18 (a)	2,403,068	2,400,892
1.44%, 11/16/20 (a)	4,171,289	4,149,137
1.75%, 6/15/21 (a)	8,352,918	8,312,740
Chesapeake Funding LLC:
1.691%, 4/7/24 (a)(b)	250,011	250,014
1.441%, 1/7/25 (a)(b)	2,680,000	2,664,668
CPS Auto Receivables Trust:
1.64%, 4/16/18 (a)	952,673	952,225
1.54%, 7/16/18 (a)	649,347	648,010
1.21%, 8/15/18 (a)	1,207,116	1,202,989
1.11%, 11/15/18 (a)	5,046,751	5,019,330
1.31%, 2/15/19 (a)	1,481,448	1,473,385
1.31%, 6/15/20 (a)	138,823	137,275
Exeter Automobile Receivables Trust:
2.22%, 12/15/17 (a)	121,779	121,767
1.29%, 5/15/18 (a)	224,310	224,244
2.41%, 5/15/18 (a)	437,634	437,623
1.06%, 8/15/18 (a)	413,435	412,697
1.32%, 1/15/19 (a)	4,316,544	4,304,479
1.60%, 6/17/19 (a)	3,749,336	3,742,451
Flagship Credit Auto Trust:
1.32%, 4/16/18 (a)	176,565	176,509
1.21%, 4/15/19 (a)	1,433,681	1,427,214
1.43%, 12/16/19 (a)	4,029,146	4,012,644
2.38%, 10/15/20 (a)	2,202,899	2,197,417
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	4,183,858	4,179,206
3.10%, 12/15/23 (a)	4,213,753	4,199,411
		54,090,373

Asset-Backed - Other - 17.6%
American Homes 4 Rent:
1.441%, 6/17/31 (a)(b)	6,781,314	6,648,788
1.791%, 6/17/31 (a)(b)	3,550,000	3,434,434
AVANT Loans Funding Trust, 4.11%, 5/15/19 (a)	2,956,258	2,955,666
BCC Funding VIII LLC, 1.794%, 6/20/20 (a)	481,891	478,865
Blue Elephant Loan Trust, 3.12%, 12/15/22 (a)	1,752,713	1,747,069
CAM Mortgage LLC 2015-1, 3.50%, 7/15/64 (a)(b)	6,438,897	6,444,672

6 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Citi Held For Asset Issuance:
1.85%, 12/15/21 (a)	7,639,667	7,624,315
2.35%, 3/15/22 (a)	3,419,613	3,379,952
Colony American Homes, 1.791%, 5/17/31 (a)(b)	3,750,000	3,630,977
Conn's Receivables Funding LLC:
4.68%, 4/16/18 (a)	4,000,000	4,001,975
4.565%, 9/15/20 (a)	3,022,146	3,016,479
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (a)	4,978,065	4,979,454
Dryden XXIV Senior Loan Fund, 1.908%, 11/15/23 (a)(b)	5,000,000	4,983,350
GLC II Trust, 4.00%, 12/18/20 (a)	1,650,035	1,644,062
GLC Trust, 3.00%, 7/15/21 (a)	1,649,474	1,591,742
Invitation Homes Trust:
1.591%, 12/17/30 (a)(b)	4,797,079	4,743,889
2.282%, 12/17/30 (a)(b)	7,000,000	6,762,159
1.941%, 6/17/31 (a)(b)	5,900,000	5,744,388
1.541%, 9/17/31 (a)(b)	3,470,514	3,398,017
Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (a)	2,819,741	2,818,534
Navistar Financial Dealer Note Master Owner Trust II, 1.433%, 10/25/19 (a)(b)	1,300,000	1,287,658
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (a)	140,156	140,104
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	14,665,000	14,628,166
2.47%, 9/18/24 (a)	11,705,000	11,659,319
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	1,762,425	1,746,475
Sierra Timeshare Receivables Funding LLC:
2.84%, 11/20/28 (a)	2,567,816	2,577,792
3.58%, 11/20/28 (a)	784,610	788,587
2.66%, 8/20/29 (a)	1,736,947	1,733,297
2.39%, 11/20/29 (a)	118,266	116,843
2.07%, 3/20/30 (a)	1,147,467	1,142,747
2.42%, 3/20/30 (a)	670,054	664,721
2.70%, 10/20/30 (a)	919,778	914,476
Silver Bay Realty Trust, 1.891%, 9/17/31 (a)(b)	2,000,000	1,912,438
Springleaf Funding Trust, 2.41%, 12/15/22 (a)	4,051,475	4,040,551
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	1,169,598	1,169,655
		124,551,616

Asset-Backed - Student Loan - 2.2%
College Loan Corp. Trust I, 0.739%, 10/25/25 (b)	580,000	574,615
SLM Private Credit Student Loan Trust, 0.834%, 6/15/23 (b)	3,645,270	3,439,658
SLM Private Education Loan Trust, 1.577%, 1/15/26 (a)(b)	2,000,000	1,980,843
SoFi Professional Loan Program LLC:
2.033%, 6/25/25 (a)(b)	4,951,687	4,927,720
1.683%, 8/25/32 (a)(b)	2,214,043	2,179,252
1.633%, 3/25/33 (a)(b)	2,512,247	2,456,824
		15,558,912

Total Asset-Backed Securities (Cost $195,771,251)		194,200,901

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.8%
Bellemeade Re Ltd., 2.9358%, 7/25/25 (a)(b)	1,647,118	1,634,023
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M1, 1.383%, 5/25/24 (b)	6,308,213	6,225,922
CAS 2016-C02 1M1, 2.585%, 9/25/28 (b)	7,250,000	7,257,830
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2013-DN2 M1, 1.883%, 11/25/23 (b)	2,468,686	2,469,467
STACR 2015-HQA1 M2, 3.083%, 3/25/28 (b)	1,650,000	1,647,935
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	5,600,000	5,624,794
JP Morgan Madison Avenue Securities Trust, 2.683%, 11/25/24 (a)(b)	1,861,527	1,853,951

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $26,781,015)		26,713,922

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.1%
BAMLL Commercial Mortgage Securities Trust, 1.936%, 9/15/26 (a)(b)	2,000,000	1,980,612
BAMLL-DB Trust, 2.343%, 4/13/29 (a)	1,019,954	1,020,988
BBCMS Trust 2015-RRI, 2.036%, 5/15/32 (a)(b)	3,500,000	3,407,957
BLCP Hotel Trust, 1.786%, 8/15/29 (a)(b)	7,500,000	7,254,239
Boca Hotel Portfolio Trust, 1.586%, 8/15/26 (a)(b)	2,132,233	2,129,648
CDGJ Commercial Mortgage Trust, 1.836%, 12/15/27 (a)(b)	6,618,429	6,568,585
CGBAM Commercial Mortgage Trust, 1.636%, 2/15/31 (a)(b)	5,000,000	4,944,588
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (a)	5,379,103	5,373,628
COMM Mortgage Trust:
2.088%, 6/11/27 (a)(b)	6,500,000	6,373,342
1.488%, 6/8/30 (a)(b)	2,000,000	1,986,789
2.038%, 6/8/30 (a)(b)	5,000,000	4,963,533
Credit Suisse Mortgage Capital Certificates, 1.686%, 3/15/17 (a)(b)	7,000,000	6,948,076
CSMC Trust, 1.786%, 9/15/38 (a)(b)	3,900,000	3,784,462
GP Portfolio Trust, 2.386%, 2/15/27 (a)(b)	5,000,000	4,901,179
Hilton USA Trust:
1.441%, 11/5/30 (a)(b)	6,437,672	6,417,083
1.941%, 11/5/30 (a)(b)	2,720,143	2,706,224
JP Morgan Chase Commercial Mortgage Securities Trust:
1.336%, 4/15/27 (a)(b)	6,320,000	6,190,058
2.136%, 6/15/29 (a)(b)	5,700,000	5,449,516
ORES NPL LLC, 3.00%, 3/27/24 (a)	778,505	773,460

Wells Fargo Commercial Mortgage Trust, 1.786%, 2/15/27 (a)(b)	3,000,000	2,934,532

Total Commercial Mortgage-Backed Securities (Cost $87,483,278)		86,108,499

CORPORATE BONDS - 52.9%

Basic Materials - 0.5%
Reliance Steel & Aluminum Co., 6.20%, 11/15/16	3,353,000	3,438,418

Communications - 11.1%
America Movil SAB de CV:
2.375%, 9/8/16	5,120,000	5,141,417
1.632%, 9/12/16 (b)	7,500,000	7,497,023

8 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
AT&T, Inc.:
1.305%, 3/11/19 (b)	10,221,000	10,142,441
1.559%, 6/30/20 (b)	2,000,000	1,979,596
Cisco Systems, Inc., 1.236%, 2/21/18 (b)	3,000,000	3,007,860
Embarq Corp., 7.082%, 6/1/16	10,000,000	10,064,290
NBCUniversal Enterprise, Inc., 1.307%, 4/15/18 (a)(b)	2,000,000	1,997,082
Qwest Corp.:
8.375%, 5/1/16	16,581,000	16,668,050
6.50%, 6/1/17	5,000,000	5,206,250
Sprint Communications, Inc., 6.00%, 12/1/16	6,500,000	6,459,375
Verizon Communications, Inc.:
2.50%, 9/15/16	686,000	691,283
1.036%, 6/9/17 (b)	2,000,000	1,996,018
2.382%, 9/14/18 (b)	6,000,000	6,146,820
1.412%, 6/17/19 (b)	2,000,000	1,995,244
		78,992,749

Consumer, Cyclical - 9.4%
Continental Airlines Pass Through Trust 2009-1, 9.00%, 1/8/18	3,808,007	3,889,880
Daimler Finance North America LLC, 1.45%, 8/1/16 (a)	5,300,000	5,309,142
Ford Motor Credit Co. LLC:
2.20%, 1/8/19 (b)	11,000,000	10,984,732
1.462%, 3/12/19 (b)	8,495,000	8,286,252
1.549%, 11/4/19 (b)	12,000,000	11,579,280
Hyundai Capital America, 1.45%, 2/6/17 (a)	14,845,000	14,827,869
UAL 2009-2A Pass Through Trust, 9.75%, 7/15/18	1,117,903	1,174,000
Walgreens Boots Alliance, Inc., 1.068%, 5/18/16 (b)	7,000,000	7,001,064
Wyndham Worldwide Corp., 2.95%, 3/1/17	3,390,000	3,422,103
		66,474,322

Consumer, Non-cyclical - 1.0%
Actavis Funding SCS, 1.887%, 3/12/20 (b)	1,000,000	996,405
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.385%, 12/1/17 (b)	2,700,000	2,693,250
Becton Dickinson and Co., 1.75%, 11/8/16	3,500,000	3,511,641
		7,201,296

Energy - 0.4%
TransCanada PipeLines Ltd., 1.309%, 6/30/16 (b)	3,000,000	2,997,327

Financial - 23.9%
Air Lease Corp., 5.625%, 4/1/17	11,135,000	11,440,322
Ally Financial, Inc., 2.75%, 1/30/17	4,000,000	3,980,000
Bank of America Corp., 1.482%, 4/1/19 (b)	3,500,000	3,466,400
Bank of America NA, 0.934%, 6/15/17 (b)	16,000,000	15,895,872
Capital One Financial Corp., 3.15%, 7/15/16	5,098,000	5,127,043
Capital One NA:
1.301%, 2/5/18 (b)	10,000,000	9,953,490
1.768%, 8/17/18 (b)	4,250,000	4,261,450
CIT Group, Inc., 5.00%, 5/15/17	5,000,000	5,087,500

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Citigroup, Inc.:
0.906%, 6/9/16 (b)	14,602,000	14,593,589
1.498%, 7/30/18 (b)	2,000,000	1,992,410
1.929%, 10/26/20 (b)	5,000,000	4,986,665
First Tennessee Bank NA, 5.65%, 4/1/16	11,850,000	11,850,000
JPMorgan Chase & Co., 1.574%, 1/23/20 (b)	11,900,000	11,902,178
JPMorgan Chase Bank NA, 0.962%, 6/13/16 (b)	4,000,000	4,000,332
Morgan Stanley, 1.359%, 7/23/19 (b)	11,850,000	11,669,998
PNC Funding Corp., 5.625%, 2/1/17	6,556,000	6,780,858
Pricoa Global Funding I, 1.35%, 8/18/17 (a)	2,660,000	2,649,256
Prudential Financial, Inc., MTN:
3.00%, 5/12/16	2,725,000	2,730,436
1.398%, 8/15/18 (b)	1,000,000	997,587
US Bank NA, 1.198%, 1/29/18 (b)	5,000,000	5,000,715
Ventas Realty LP, 1.55%, 9/26/16	15,845,000	15,862,176
Wells Fargo & Co., 1.975%, 3/4/21 (b)	15,000,000	15,248,520
		169,476,797

Industrial - 4.2%
Cemex SAB de CV, 5.372%, 10/15/18 (a)(b)	4,000,000	3,980,000
Harris Corp., 4.25%, 10/1/16	3,000,000	3,042,384
Kansas City Southern, 1.321%, 10/28/16 (a)(b)	10,495,000	10,409,183
Masco Corp., 6.125%, 10/3/16	3,000,000	3,072,750
SBA Tower Trust:
5.101%, 4/15/42 (a)	7,005,000	7,073,014
2.933%, 12/15/42 (a)	1,851,000	1,842,765
		29,420,096

Technology - 2.4%
Apple, Inc., 1.748%, 2/23/21 (b)	5,000,000	5,068,200
HP Enterprise Co.:
2.369%, 10/5/17 (a)(b)	1,000,000	1,001,680
2.543%, 10/5/18 (a)(b)	1,000,000	1,001,536
Oracle Corp., 1.202%, 1/15/19 (b)	10,000,000	10,042,710
		17,114,126

Total Corporate Bonds (Cost $375,707,950)		375,115,131

FLOATING RATE LOANS (c) - 0.6%
Consumer, Cyclical - 0.5%
Albertson's Holdings LLC, 5.125%, 8/25/19 (b)	3,325,000	3,320,248

Consumer, Non-cyclical - 0.1%
SUPERVALU, Inc., 4.50%, 3/21/19 (b)	943,465	922,106

Total Floating Rate Loans (Cost $4,240,525)		4,242,354

10 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 2.4%
Delaware - 0.1%
County of Sussex DE Revenue Bonds, VRDN Series B, 0.84%, 11/1/27 (b)(d)	800,000	800,000

Maine - 0.5%
City of Old Town Maine Solid Waste Disposal Revenue Bonds VRDN, 0.57%, 12/1/24 (b)(d)	3,300,000	3,300,000

Mississippi - 0.6%
Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.25%, 10/1/17 (b)(d)	4,050,000	4,050,000

New York - 1.2%
Albany New York IDA Civic Facilities Revenue Bonds VRDN, 0.85%, 5/1/27 (b)(d)	385,000	385,000
CIDC-Hudson House LLC New York Revenue Bonds VRDN, 0.55%, 12/1/34 (b)(d)	1,680,000	1,680,000
MMC Corp. Revenue Bonds, VRDN, 0.50%, 11/1/35 (b)(d)	6,825,000	6,825,000
		8,890,000

Total Municipal Obligations (Cost $17,040,000)		17,040,000

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.278%, 4/1/16	7,249,548	7,249,548

Total Time Deposit (Cost $7,249,548)		7,249,548

TOTAL INVESTMENTS (Cost $714,273,567) - 100.2%		710,670,355
Other assets and liabilities, net - (0.2)%		(1,223,683)
NET ASSETS - 100.0%		$709,446,672

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA:	Industrial Development Agency/Authority
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
VRDN:	Variable Rate Demand Notes
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

CALVERT ULTRA-SHORT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $714,273,567) - see accompanying schedule	$710,670,355
Cash	111,409
Receivable for securities sold	4,847,433
Receivable for shares sold	559,827
Interest receivable	3,259,482
Trustees' deferred compensation plan	620,065
Total assets	720,068,571

LIABILITIES
Payable for securities purchased	5,318,221
Payable for shares redeemed	4,120,285
Payable to Calvert Investment Management, Inc.	191,406
Payable to Calvert Investment Distributors, Inc.	98,181
Payable to Calvert Investment Administrative Services, Inc.	71,484
Payable to Calvert Investment Services, Inc.	8,338
Trustees' deferred compensation plan	620,065
Accrued expenses and other liabilities	193,919
Total liabilities	10,621,899
NET ASSETS	$709,446,672

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 30,226,810 shares outstanding	$470,226,126
Class I: 2,258,773 shares outstanding	35,040,351
Class Y: 13,341,584 shares outstanding	209,190,310
Undistributed net investment income	8,327
Accumulated net realized gain (loss)	(1,415,230)
Net unrealized appreciation (depreciation)	(3,603,212)
NET ASSETS	$709,446,672

NET ASSET VALUE PER SHARE
Class A (based on net assets of $467,511,727)	$15.47
Class I (based on net assets of $34,954,789)	$15.48
Class Y (based on net assets of $206,980,156)	$15.51

See notes to financial statements.

12 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$6,431,457
Total investment income	6,431,457

Expenses:
Investment advisory fee	1,084,130
Administrative fees	738,907
Transfer agency fees and expenses	371,118
Distribution Plan expenses:
Class A	606,363
Trustees' fees and expenses	49,050
Accounting fees	72,729
Custodian fees	31,996
Professional fees	30,281
Registration fees	33,461
Reports to shareholders	37,288
Miscellaneous	13,915
Total expenses	3,069,238
Reimbursement from Advisor:
Class A	(42,832)
Class I	(2,656)
Administrative fees waived	(153,539)
Net expenses	2,870,211
NET INVESTMENT INCOME	3,561,246

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(162,703)
Futures	229,968
67,265

Change in unrealized appreciation (depreciation) on:
Investments	(1,123,748)
Futures	(4,256)
(1,128,004)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,060,739)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,500,507

See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

CALVERT ULTRA-SHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$3,561,246	$5,451,353
Net realized gain (loss)	67,265	(79,025)
Change in unrealized appreciation (depreciation)	(1,128,004)	(4,791,460)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,500,507	580,868

Distributions to shareholders from:
Net investment income:
Class A shares	(2,165,348)	(3,724,603)
Class I shares	(200,417)	(31,722)
Class Y shares	(1,226,690)	(1,851,102)
Total distributions	(3,592,455)	(5,607,427)

Capital share transactions:
Shares sold:
Class A shares	61,696,438	150,236,131
Class I shares	47,103,039	9,282,278
Class Y shares	44,701,727	111,817,756
Reinvestment of distributions:
Class A shares	1,864,228	3,222,438
Class I shares	174,233	22,179
Class Y shares	847,315	1,283,324
Redemption fees:
Class A shares	—	1,777
Class Y shares	—	1,284
Shares redeemed:
Class A shares	(103,224,648)	(266,964,912)
Class I shares	(20,763,850)	(779,540)
Class Y shares	(54,465,167)	(115,704,299)
Total capital share transactions	(22,066,685)	(107,581,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,158,633)	(112,608,143)

NET ASSETS
Beginning of period	732,605,305	845,213,448
End of period (including undistributed net investment income of $8,327 and $39,536, respectively)	$709,446,672	$732,605,305
See notes to financial statements.

14 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

	SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	3,986,042	9,654,758
Class I shares	3,041,556	596,169
Class Y shares	2,879,187	7,162,480
Reinvestment of distributions:
Class A shares	120,538	207,151
Class I shares	11,262	1,426
Class Y shares	54,639	82,261
Shares redeemed:
Class A shares	(6,669,847)	(17,156,216)
Class I shares	(1,341,705)	(50,064)
Class Y shares	(3,507,725)	(7,412,845)
Total capital share activity	(1,426,053)	(6,914,880)

See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Ultra-Short Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
The Fund offers three classes of shares of beneficial interest - Classes A, I, and Y. Class A shares are sold with a maximum front-end sales charge of 1.25%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations and commercial mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term

16 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, no securities were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$194,200,901	$—	$194,200,901
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	26,713,922	—	26,713,922
Commercial Mortgage-Backed Securities	—	86,108,499	—	86,108,499
Corporate Bonds	—	375,115,131	—	375,115,131
Floating Rate Loans	—	4,242,354	—	4,242,354
Municipal Obligations	—	17,040,000	—	17,040,000
Time Deposit	—	7,249,548	—	7,249,548

TOTAL	$—	$710,670,355	$—	$710,670,355

* For a complete listing of investments, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, futures contracts were used to hedge against interest rate changes and to manage overall duration of the Fund. The Fund did not hold any futures contracts at period end.
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Interest Rate	Futures	$229,968	($4,256)
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures contracts short	(156)

* Average is based on activity levels during the period ended March 31, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Notes to Schedule of Investments on page 11.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

18 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of the Fund's average daily net assets: 0.30% on the first $1 billion and 0.29% on assets above $1 billion.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 0.89%, 0.50%, and 0.84% for Class A, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Fund’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.25% for Class A and Y and 0.10% for Class I. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS voluntarily waived 0.13% (the amount of the administrative fee above 0.12%) for Class A and Y shares of the Fund for the period from December 1, 2015 through January 31, 2016. CIAS has also contractually agreed to waive 0.02% for Class I shares of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018. During the six-month period ended March 31, 2016, CIAS voluntarily waived $152,360.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% annually of the Fund’s average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% of the Fund’s average daily net assets of Class A. Class I and Y shares do not have Distribution Plan expenses.
CID received $29,555 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $43,589 for the six months ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $214,769,599 and $186,863,335, respectively. U.S. government security purchases and sales were $645,176 and $644,820, respectively.
The Fund may purchase securities from or sell to other funds managed by the Advisor. These interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2016, such purchase transactions were $16,800,000 and sales transactions were $20,400,000.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

Capital Loss Carryforwards
EXPIRATION DATE
2017	($4,366)
2018	($348)
NO EXPIRATION DATE
Short-term	($1,431,788)
Long-term	($41,736)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Fund's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$889,624
Unrealized (depreciation)	(4,492,836)
Net unrealized appreciation (depreciation)	($3,603,212)
Federal income tax cost of investments	$714,273,567
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

20 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011
Net asset value, beginning	$15.49	$15.59	$15.55	$15.54	$15.41	$15.77
Income from investment operations:
Net investment income	0.07	0.10	0.10	0.10	0.15	0.22
Net realized and unrealized gain (loss)	(0.02)	(0.09)	0.04	0.05	0.22	(0.19)
Total from investment operations	0.05	0.01	0.14	0.15	0.37	0.03
Distributions from:
Net investment income	(0.07)	(0.11)	(0.10)	(0.14)	(0.24)	(0.31)
Net realized gain	—	—	—	—	—	(0.08)
Total distributions	(0.07)	(0.11)	(0.10)	(0.14)	(0.24)	(0.39)
Total increase (decrease) in net asset value	(0.02)	(0.10)	0.04	0.01	0.13	(0.36)
Net asset value, ending	$15.47	$15.49	$15.59	$15.55	$15.54	$15.41
Total return (b)	0.39%	0.03%	0.92%	0.96%	2.45%	0.23%
Ratios to average net assets: (c)
Net investment income	0.89%(d)	0.65%	0.62%	0.67%	1.03%	1.31%
Total expenses	0.95%(d)	1.00%	1.04%	1.02%	1.05%	1.06%
Net expenses	0.89%(d)	0.89%	0.79%	0.89%	0.89%	0.89%
Portfolio turnover	33%	66%	154%	223%	210%	208%
Net assets, ending (in thousands)	$467,512	$507,913	$624,968	$535,029	$329,197	$383,102

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)(b)
Net asset value, beginning	$15.50	$15.60	$15.58
Income from investment operations:
Net investment income	0.10	0.17	0.09
Net realized and unrealized gain (loss)	(0.02)	(0.11)	0.02
Total from investment operations	0.08	0.06	0.11
Distributions from:
Net investment income	(0.10)	(0.16)	(0.09)
Total distributions	(0.10)	(0.16)	(0.09)
Total increase (decrease) in net asset value	(0.02)	(0.10)	0.02
Net asset value, ending	$15.48	$15.50	$15.60
Total return (c)	0.53%	0.36%	0.73%
Ratios to average net assets: (d)
Net investment income	1.32%(e)	1.09%	0.90%(e)
Total expenses	0.53%(e)	1.11%	1,629.57%(e)
Net expenses	0.50%(e)	0.50%	0.50%(e)
Portfolio turnover	33%	66%	154%
Net assets, ending (in thousands)	$34,955	$8,491	$2

(a) Per share figures are calculated using the Average Shares Method.
(b) From January 31, 2014 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)Annualized.
See notes to financial statements.

22 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012	September 30, 2011
Net asset value, beginning	$15.54	$15.64	$15.60	$15.58	$15.46	$15.81
Income from investment operations:
Net investment income	0.09	0.13	0.12	0.14	0.20	0.26
Net realized and unrealized gain (loss)	(0.03)	(0.09)	0.04	0.05	0.20	(0.19)
Total from investment operations	0.06	0.04	0.16	0.19	0.40	0.07
Distributions from:
Net investment income	(0.09)	(0.14)	(0.12)	(0.17)	(0.28)	(0.34)
Net realized gain	—	—	—	—	—	(0.08)
Total distributions	(0.09)	(0.14)	(0.12)	(0.17)	(0.28)	(0.42)
Total increase (decrease) in net asset value	(0.03)	(0.10)	0.04	0.02	0.12	(0.35)
Net asset value, ending	$15.51	$15.54	$15.64	$15.60	$15.58	$15.46
Total return (b)	0.40%	0.24%	1.04%	1.26%	2.61%	0.47%
Ratios to average net assets: (c)
Net investment income	1.17%(d)	0.85%	0.75%	0.88%	1.26%	1.47%
Total expenses	0.66%(d)	0.69%	0.67%	0.66%	0.67%	0.67%
Net expenses	0.61%(d)	0.69%	0.67%	0.66%	0.67%	0.67%
Portfolio turnover	33%	66%	154%	223%	210%	208%
Net assets, ending (in thousands)	$206,980	$216,201	$220,243	$154,605	$81,789	$85,987

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2015, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

24 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe, as applicable, by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-year period ended June 30, 2015 and performed above the median of its peer universe for the three- and five-year periods ended June 30, 2015. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2015, while outperforming its Lipper index for the three- and five-year periods ended June 30, 2015. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from its relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund’s assets were below the asset level at which a breakpoint in its advisory fee would be triggered. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Certified Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Certified Shareholder Report]

SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”

[Not Part of Certified Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Certified Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Certified Shareholder Report]

CALVERT ULTRA-SHORT INCOME FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert High Yield Bond Fund

Semi-Annual Report March 31, 2016 E-Delivery Sign-Up — Details Inside

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1	President's Letter
2	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Notes to Financial Statements
20	Financial Highlights
24	Proxy Voting
24	Availability of Quarterly Portfolio Holdings
24	Basis for Board's Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
Historically, environmental and social initiatives have been accomplished through the singular passage of legislation designed to remediate the impact of one significant influence on a singular populace. Commencing with the anti-deforestation efforts in 1842, followed by environmental legislation in industrialized nations to regulate smoke pollution in 1863, arguably, a predecessor to the ubiquitous stop smoking campaigns of today; the previous approach, put forth largely by developed nations, served to the benefit of their citizens and not the rest of the Earth's populace - the majority.
However, the year of 2015 marked a dynamic and exciting shift in the resolution of contemporary environmental and social causes - global leaders from all facets of society, collectively, took action to create global policy platforms with far reaching agendas designed to accelerate our global society's evolution towards a more sustainable and inclusive state. The Pope's Encyclical, issued June 18, 2015, called for the establishment of a new partnership between science and religion to combat human-driven climate change. The United Nations formalized the United Nations Sustainable Development Goals, which included seventeen Sustainable Development Goals (SDGs) geared towards dramatically reducing poverty, fighting inequality and injustice, and tackling climate change by 2030. The COP 21 (Conference of Parties to the 21 session of the United Nations Framework Convention on Climate Change) introduced a historic agreement to combat climate change and accelerate both the action and investment needed for a sustainable low carbon future. Indeed, these are a mere few examples of the broad reaching directives recently initiated in order to encourage action and stress accountability.
Additionally, and importantly, resolution has not only been limited to direct impact policy changes, but also by investors’ behavior and preference. Recognizing the demand by investors to be influencers of change through their capital allocations, the United States Department of Labor (“DOL”) issued Interpretive Bulletin (“IB”) 2015-01 in October of 2015. This bulletin updated and clarified the DOL’s position on how fiduciary investors may best utilize knowledge of a prospective investment’s key environmental, social and governance indicators when making investment decisions for retirement plans. Essentially, the DOL has created a platform that allows fiduciaries to utilize ESG information in their investment decisions regarding a variety of retirement assets, including, but not limited to, IRA accounts; 401(K) accounts; and retirement accounts monitored by a company or union. This legislation is a powerful and fundamental change, especially given- retirement assets represent over $24 trillion and, thus if purposefully directed, may effect meaningful impact. IB 2015-01 is an exciting development in the world of socially responsible investing as it will provide access to vast amounts of capital that can be used to encourage and facilitate better corporate practices.
Change is here. Our challenge, collectively as socially conscious investors, will be to maintain its momentum and focus. Through your investment in the Calvert Funds you are engaged and influential in this movement. By allocating capital only to the best environmentally and socially governed corporations, we-alongside you, encourage good corporate citizenry. Our shareholder advocacy efforts, which fundamentally represent you as a shareholder, consistently monitor and challenge poor corporate policy, thus effecting positive outcomes. Through your support, we are able to partner with academics and industry renowned technicians to produce innovative research that will help to provide both better ESG investment solutions and a more lasting impact.
This is an exciting time and we at Calvert appreciate servicing you, as fund shareholders, and look forward to the future together as we navigate the waters of progress.
Respectfully,
John Streur
May 2016

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 1

PORTFOLIO MANAGEMENT DISCUSSION

Vishal Khanduja, CFA Vice President, Portfolio Manager and Head of Taxable Fixed Income	Matthew Duch Vice President, Portfolio Manager
Brian S. Ellis, CFA Portfolio Manager
Market Review
US Fixed Income markets experienced heightened volatility but provided positive returns mainly driven by the safe haven government bond sector. During the first half of the period (Q4 2015) the FOMC raised the target range for the federal funds rate by 25bps to 25-50bps - nearly seven years to the date after moving to the zero lower bound.
The period was one where investors had to absorb higher volatility for the low returns as markets operated in an environment with decreased liquidity due to reduced dealer balance sheets, China’s hard-landing fears, commodity led volatility in risk asset valuations and FOMC’s first tightening move and future glide path.
2015 was a challenging year for US credit. Both Investment Grade and High Yield finished 2015 with negative returns. 2016 started off on a similar tone with risk assets severely underperforming for the first half of Q1 2016. The 6 month period finished with positive returns as risk assets pivoted midway through February with improving U.S. economic data along with further accommodative actions by global central banks. Barclays US Aggregate (2.44% total return and 0.29% excess return1), Barclays US Credit (3.38% total return and 0.70% excess return) and Barclays US High Yield (1.22% total return and -0.46% excess return) provided positive returns for the period.
Investment Strategy and Technique
The Fund seeks high current income primarily and capital appreciation, secondarily.
The Fund normally invests at least 80% of its assets in high yield, high risk bonds, and uses fundamental credit analysis to seek out companies whose financial condition gives them greater value relative to others in the high yield market, providing the further potential for capital appreciation.
In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making
Fund Performance Relative to the Benchmark
The Fund’s strong underweight to the Energy sector was a large contributor to relative outperformance for the period. Strong security selection within the consumer non-cyclical sector was an additional notable contributor. As a result of allocation decisions, the Fund remained underweight high-yield market risk during the six month period.
Given the backdrop of increased balance sheet leverage, challenged secondary market liquidity, and an expected increase in defaults, we continue to maintain a defensive posture in the Fund with liquidity from allocations to cash. Longer-duration, low-coupon securities (which tend to be high quality) should be viewed with caution as that part of the asset class tends to have prices positively correlated to interest rates.
______________________________
1Returns above comparable U.S. Treasury securities.

2 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
MARCH 31, 2016

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Common Stocks	0.1%
Corporate	75.4%
Financial Institutions	10.1%
Industrial	64.1%
Utility	1.2%
Securitized	9.8%
Asset-Backed Securities	3.0%
Collateralized Mortgage-Backed Securities	2.9%
Mortgage-Backed Passthrough	3.9%
Short-term Investments	14.7%
Total	100%

Positioning and Market Outlook
We expect the fixed income markets to continue to be driven by three broad factors: divergence, volatility and liquidity challenges.
We believe the global central banks will remain very vocal and a continued source of market volatility. We also think policy divergence between the United States and the rest of the world will come back into focus. Despite recent weakness in U.S. economic data, and dovish rhetoric from the Fed, we believe the economy and reported data should stabilize enough to allow the Fed to gradually continue tightening.
The Fund’s allocation to risk assets remains largely the same as the previous two quarters. While at this stage in the credit cycle we think caution is warranted, we believe current valuations in certain areas of the market compensate for these risks. We continue to maintain our underweight to energy and metals mining sectors. We continue to position for heightened volatility in the high yield market with additional liquidity through cash.

CALVERT HIGH YIELD BOND FUND
MARCH 31, 2016

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV)
	6 MONTHS ENDED 3/31/16	12 MONTHS ENDED 3/31/16
Class A	1.44%	-1.65%
Class C	0.95%	-2.60%
Class I	1.60%	-1.34%
Class Y	1.58%	-1.37%
BofA Merrill Lynch U.S. High Yield Master II Index	1.01%	-3.99%
Barclays U.S. High Yield Corporate Index	1.22%	-3.69%
Lipper High Yield Funds Average	0.31%	-4.01%

Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

	30 DAYS ENDED
SEC YIELD	9/30/15	3/31/16
Class A	5.33%	5.15%
Class C	4.51%	4.60%
Class I	5.89%	5.68%
Class Y	5.81%	5.60%

Vishal Khanduja, CFA	Matthew Duch

Brian S. Ellis, CFA
Calvert Investment Management, Inc.
May 2016

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 3

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares, reflect the deduction of the maximum front-end Class A sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT HIGH YIELD BOND FUND
MARCH 31, 2016
AVERAGE ANNUAL TOTAL RETURNS	Ticker Symbol	1 Year	5 Year	10 Year
Class A (with max. load)	CYBAX	-5.32%	3.66%	5.32%
Class C (with max. load)	CHBCX	-3.57%	3.54%	5.26%
Class I	CYBIX	-1.34%	4.91%	6.17%
Class Y	CYBYX	1.37%	4.70%	5.85%
BofA Merrill Lynch U.S. High Yield Master II Index		-3.99%	4.71%	6.85%
Barclays U.S. High Yield Corporate Index		-3.69%	4.93%	7.01%
Lipper High Yield Funds Average		-4.01%	3.83%	5.55%

Pursuant to an Agreement and Plan of Reorganization, Class A and Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF High Yield”), were reorganized into the Class A and Class I shares, respectively, of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, reflect the performance of SMF High Yield. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF High Yield, reflect the performance of Class I shares of SMF High Yield, adjusted for the 12b-1 distribution fees applicable to Class A. Performance results for Class C shares prior to October 31, 2011 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions, and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data, including most recent month-end, visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.39%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

4 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/15	ENDING ACCOUNT VALUE 3/31/16	EXPENSES PAID DURING PERIOD* 10/1/15 - 3/31/16
Class A
Actual	1.07%	$1,000.00	$1,014.40	$5.39
Hypothetical (5% return per year before expenses)	1.07%	$1,000.00	$1,019.65	$5.40
Class C
Actual	1.99%	$1,000.00	$1,009.50	$10.00
Hypothetical (5% return per year before expenses)	1.99%	$1,000.00	$1,015.05	$10.02
Class I
Actual	0.74%	$1,000.00	$1,016.00	$3.73
Hypothetical (5% return per year before expenses)	0.74%	$1,000.00	$1,021.30	$3.74
Class Y
Actual	0.82%	$1,000.00	$1,015.80	$4.13
Hypothetical (5% return per year before expenses)	0.82%	$1,000.00	$1,020.90	$4.14

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 5

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 3.1%
Asset-Backed - Automobile - 0.5%
Skopos Auto Receivables Trust, 5.43%, 12/15/23 (a)	700,000	685,468

Asset-Backed - Other - 2.6%
Apidos CLO XXI, 6.17%, 7/18/27 (a)(b)	400,000	325,972
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	1,050,000	1,042,487
Conn's Receivables Funding LLC, 4.68%, 4/16/18 (a)	1,000,000	1,000,494
Consumer Credit Origination Loan Trust, 5.21%, 3/15/21 (a)	700,000	682,129
GCAT LLC 2015-1, 4.75%, 5/26/20 (a)(b)	498,943	470,791
Magnetite VI Ltd., 6.184%, 9/15/23 (a)(b)	500,000	439,865
Tricon American Homes Series 2015-SFR1 Trust, 3.941%, 5/17/32 (a)(b)	100,000	89,501
		4,051,239

Total Asset-Backed Securities (Cost $4,905,321)		4,736,707

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.9%
Bellemeade Re Ltd., 6.733%, 7/25/25 (a)(b)	700,000	682,465
Fannie Mae Connecticut Avenue Securities, 12.685%, 9/25/28 (b)	200,000	204,450
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.383%, 5/25/25 (b)	1,596,569	1,564,681
STACR 2015-DNA2 B, 7.983%, 12/25/27 (b)	400,000	340,070
STACR 2015-HQA2 M3, 5.233%, 5/25/28 (b)	550,000	529,777
STACR 2015-HQA2 B, 10.933%, 5/25/28 (b)	1,600,000	1,504,032
STACR 2016-HQA1 M3, 6.791%, 9/25/28 (b)	1,150,000	1,194,471

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,206,651)		6,019,946

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Hilton USA Trust, 5.222%, 11/5/30 (a)(b)	2,600,000	2,615,299
Motel 6 Trust, 5.279%, 2/5/30 (a)	700,000	677,516
ORES NPL LLC, 6.00%, 3/27/24 (a)	1,000,000	994,408

Total Commercial Mortgage-Backed Securities (Cost $4,315,164)		4,287,223

CORPORATE BONDS - 69.6%
Basic Materials - 0.8%
Hexion, Inc.:
8.875%, 2/1/18	500,000	342,500
10.00%, 4/15/20	1,000,000	900,000
		1,242,500

6 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Communications - 14.2%
Altice Financing SA, 6.625%, 2/15/23 (a)	1,000,000	1,002,500
Cequel Communications Holdings I LLC / Cequel Capital Corp.:
6.375%, 9/15/20 (a)	1,750,000	1,732,500
7.75%, 7/15/25 (a)	500,000	492,500
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	1,500,000	1,514,062
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,750,000	1,500,625
DigitalGlobe, Inc., 5.25%, 2/1/21 (a)	1,250,000	1,137,500
Embarq Corp., 7.082%, 6/1/16	1,000,000	1,006,429
Frontier Communications Corp., 10.50%, 9/15/22 (a)	3,000,000	3,075,000
iHeartCommunications, Inc., 10.00%, 1/15/18	3,500,000	1,102,500
Intelsat Luxembourg SA, 6.75%, 6/1/18	2,500,000	1,906,250
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	2,602,500
Sprint Communications, Inc., 6.00%, 12/1/16	2,500,000	2,484,375
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	774,375
6.125%, 1/15/22	1,500,000	1,548,750
		21,879,866

Consumer, Cyclical - 15.1%
99 Cents Only Stores LLC, 11.00%, 12/15/19	500,000	195,000
American Airlines Group, Inc., 4.625%, 3/1/20 (a)	500,000	490,000
American Airlines Pass Through Trust, 5.60%, 1/15/22 (a)	2,487,371	2,512,245
Best Buy Co., Inc., 5.50%, 3/15/21	2,000,000	2,112,500
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	2,530,000	1,081,575
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,800,000	1,930,500
Dollar Tree, Inc., 5.25%, 3/1/20 (a)	1,000,000	1,046,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	2,931,325
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,234,375
HD Supply, Inc., 7.50%, 7/15/20	1,800,000	1,910,250
JC Penney Corp, Inc., 8.125%, 10/1/19	2,610,000	2,681,775
KB Home:
7.25%, 6/15/18	500,000	532,500
4.75%, 5/15/19	1,350,000	1,344,937
7.00%, 12/15/21	346,000	346,000
Serta Simmons Bedding LLC, 8.125%, 10/1/20 (a)	1,000,000	1,037,510
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	986,250
Virgin Australia Trust, 6.00%, 4/23/22 (a)	959,054	968,645
		23,341,637

Consumer, Non-cyclical - 13.4%
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (a)	1,032,000	1,117,140
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.875%, 11/15/17	750,000	759,375
Beverages & More, Inc., 10.00%, 11/15/18 (a)	1,000,000	897,500
DPx Holdings BV, 7.50%, 2/1/22 (a)	750,000	746,250
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,750,000	2,708,750
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,048,800
6.50%, 2/15/20	500,000	548,750
JLL/Delta Dutch Pledgeco BV, 8.75%, 5/1/20 (a)	850,000	828,750

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Kinetic Concepts, Inc., 10.50%, 11/1/18	2,620,000	2,626,550
Kraft Heinz Foods Co., 4.875%, 2/15/25 (a)	1,049,000	1,155,640
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,804,000	1,894,200
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,497,600
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,032,500
SUPERVALU, Inc., 6.75%, 6/1/21	2,001,000	1,705,853
United Rentals North America, Inc., 7.625%, 4/15/22	1,000,000	1,065,000
		20,632,658

Energy - 3.2%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	1,470,000	1,490,580
Halcon Resources Corp., 9.75%, 7/15/20	1,500,000	266,250
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	860,000	841,725
Sabine Pass LNG LP, 7.50%, 11/30/16	850,000	874,650
US Shale Solutions, Inc.:
10.00%, 9/15/18 (a)(c)(d)	120,481	78,000
12.00%, 9/15/20 (a)(c)(d)	287,218	124,000
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,500,000	1,308,933
		4,984,138

Financial - 10.1%
Ally Financial, Inc.:
3.50%, 7/18/16	200,000	200,100
2.75%, 1/30/17	1,000,000	995,000
6.25%, 12/1/17	1,673,000	1,744,102
Bank of America Corp., 6.30%, 3/10/26 floating rate thereafter to 12/29/49 (b)	1,000,000	1,030,000
CIT Group, Inc.:
4.25%, 8/15/17	550,000	559,686
5.25%, 3/15/18	2,750,000	2,844,875
Credit Acceptance Corp.:
6.125%, 2/15/21	800,000	756,000
7.375%, 3/15/23 (a)	1,500,000	1,428,750
Credit Agricole S.A., 8.125%, 12/23/25 floating rate thereafter to 12/29/49 (a)(b)	1,500,000	1,496,370
Genworth Holdings, Inc., 4.80%, 2/15/24	1,000,000	732,500
iStar, Inc., 6.50%, 7/1/21	2,000,000	1,947,500
Navient Corp., 8.45%, 6/15/18	1,685,000	1,805,056
		15,539,939

Industrial - 9.8%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	1,500,000	1,529,850
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is:
5.625%, 12/15/16 (a)	2,187,000	2,180,166
6.00%, 6/15/17 (a)	1,000,000	991,875
Cemex SAB de CV:
5.372%, 10/15/18 (a)(b)	1,000,000	995,000
6.50%, 12/10/19 (a)	2,000,000	2,057,500
Coveris Holding Corp., 10.00%, 6/1/18 (a)	2,080,000	1,986,400
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,790,000
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	528,750
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	975,000

8 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
TransDigm, Inc., 5.50%, 10/15/20	2,000,000	2,006,000
		15,040,541

Technology - 1.8%
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,515,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21 (a)	250,000	261,875
Western Digital Corp., 7.375%, 4/1/23 (a)	1,000,000	1,020,000
		2,796,875

Utilities - 1.2%
Dynegy, Inc., 7.375%, 11/1/22	2,000,000	1,850,000

Total Corporate Bonds (Cost $112,714,321)		107,308,154

FLOATING RATE LOANS (e) - 5.6%
Consumer, Cyclical - 5.6%
Albertson's Holdings LLC, 5.50%, 8/25/21 (b)	1,488,722	1,488,722
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,591,654	1,545,147
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	3,125,000	2,940,103
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	2,731,159	2,712,950
		8,686,922

Total Floating Rate Loans (Cost $8,614,058)		8,686,922

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%
Energy Equipment & Services - 0.0%
US Shale Solutions, LLC *(c)(d)	1,675	19,095

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	12,113	66,985

Total Common Stocks (Cost $220,716)		86,080

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 14.7%
State Street Bank Time Deposit, 0.278%, 4/1/16	22,658,213	22,658,213

Total Time Deposit (Cost $22,658,213)		22,658,213

TOTAL INVESTMENTS (Cost $159,634,444) - 99.8%		153,783,245
Other assets and liabilities, net - 0.2%		282,980
NET ASSETS - 100.0%		$154,066,225
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 9

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Restricted securities represent 0.1% of the net assets of the Fund.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
US Shale Solutions, Inc., 10.00%, 9/15/18	1/13/16	120,481
US Shale Solutions, Inc., 12.00%, 9/15/20	1/13/16	626,331
US Shale Solutions, LLC	1/13/16	32,965
See notes to financial statements.

10 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $159,634,444) - see accompanying schedule	$153,783,245
Receivable for securities sold	1,736,097
Receivable for shares sold	311,221
Interest receivable	2,295,255
Trustees' deferred compensation plan	114,889
Total assets	158,240,707

LIABILITIES
Payable for securities purchased	3,728,641
Payable for shares redeemed	177,794
Payable to custodian bank	28,364
Payable to Calvert Investment Management, Inc.	55,515
Payable to Calvert Investment Distributors, Inc.	17,776
Payable to Calvert Investment Administrative Services, Inc.	12,384
Payable to Calvert Investment Services, Inc.	1,165
Trustees' deferred compensation plan	114,889
Accrued expenses and other liabilities	37,954
Total liabilities	4,174,482
NET ASSETS	$154,066,225

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 2,500,446 shares outstanding	$67,951,690
Class C: 204,726 shares outstanding	6,223,092
Class I: 2,652,800 shares outstanding	77,311,290
Class Y: 574,369 shares outstanding	18,199,539
Undistributed net investment income	35,137
Accumulated net realized gain (loss)	(9,803,324)
Net unrealized appreciation (depreciation)	(5,851,199)
NET ASSETS	$154,066,225

NET ASSET VALUE PER SHARE
Class A (based on net assets of $65,009,438)	$26.00
Class C (based on net assets of $5,394,401)	$26.35
Class I (based on net assets of $68,051,989)	$25.65
Class Y (based on net assets of $15,610,397)	$27.18
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 11

CALVERT HIGH YIELD BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$4,231,033
Total investment income	4,231,033

Expenses:
Investment advisory fee	423,567
Administrative fees	69,831
Transfer agency fees and expenses	77,046
Distribution Plan expenses:
Class A	76,376
Class C	27,715
Trustees' fees and expenses	8,287
Accounting fees	18,924
Custodian fees	17,330
Professional fees	15,445
Registration fees	23,585
Reports to shareholders	9,286
Miscellaneous	4,721
Total expenses	772,113
Reimbursement from Advisor:
Class A	(78,811)
Class C	(8,018)
Class I	(38,727)
Class Y	(18,489)
Administrative fees waived	(4,667)
Net expenses	623,401
NET INVESTMENT INCOME	3,607,632

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(763,186)

Change in unrealized appreciation (depreciation)	(314,479)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,077,665)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,529,967
See notes to financial statements.

12 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Operations:
Net investment income	$3,607,632	$6,612,082
Net realized gain (loss)	(763,186)	(8,773,648)
Change in unrealized appreciation (depreciation)	(314,479)	(2,938,355)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,529,967	(5,099,921)

Distributions to shareholders from:
Net investment income:
Class A shares	(1,627,806)	(3,342,391)
Class C shares	(118,564)	(247,645)
Class I shares	(1,463,233)	(2,031,624)
Class Y shares	(383,288)	(986,433)
Net realized gain:
Class A shares	—	(1,678,455)
Class C shares	—	(152,299)
Class I shares	—	(1,002,578)
Class Y shares	—	(474,713)
Total distributions	(3,592,891)	(9,916,138)

Capital share transactions:
Shares sold:
Class A shares	12,529,093	22,393,668
Class C shares	249,766	1,785,853
Class I shares	38,319,900	6,098,607
Class Y shares	4,130,322	16,575,222
Reinvestment of distributions:
Class A shares	1,545,832	4,775,436
Class C shares	111,680	378,461
Class I shares	1,463,174	3,034,202
Class Y shares	366,566	1,415,286
Redemption fees:
Class A shares	—	1,362
Class I shares	—	33
Class Y shares	—	4,406
Shares redeemed:
Class A shares	(10,031,569)	(26,036,887)
Class C shares	(829,701)	(1,664,661)
Class I shares	(6,149,430)	(12,687,907)
Class Y shares	(2,425,083)	(17,574,498)
Total capital share transactions	39,280,550	(1,501,417)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,217,626	(16,517,476)
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 13

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT'D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2016(Unaudited)	YEAR ENDED SEPTEMBER 30, 2015
Beginning of period	$115,848,599	$132,366,075
End of period (including undistributed net investment income of $35,137 and $20,396, respectively)	$154,066,225	$115,848,599

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	484,868	798,365
Class C shares	9,583	62,781
Class I shares	1,506,639	223,728
Class Y shares	152,886	562,259
Reinvestment of distributions:
Class A shares	59,955	171,850
Class C shares	4,275	13,456
Class I shares	57,738	110,531
Class Y shares	13,615	48,828
Shares redeemed:
Class A shares	(388,672)	(932,828)
Class C shares	(31,385)	(58,865)
Class I shares	(240,841)	(459,690)
Class Y shares	(89,576)	(611,651)
Total capital share activity	1,539,085	(71,236)
See notes to financial statements.

14 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert High Yield Bond Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of five separate series. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Fund offers four classes of shares - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 15

comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, securities valued at $221,095, or 0.1% of net assets, were fair valued in good faith under the direction of the Board.

16 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of March 31, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$4,736,707	$—	$4,736,707
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,019,946	—	6,019,946
Commercial Mortgage-Backed Securities	—	4,287,223	—	4,287,223
Corporate Bonds	—	107,106,154	202,000	107,308,154
Floating Rate Loans	—	8,686,922	—	8,686,922
Common Stocks**	66,985	—	19,095	86,080
Time Deposit	—	22,658,213	—	22,658,213

TOTAL	$66,985	$153,495,165	$221,095^	$153,783,245

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
There were no transfers between levels during the period.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates.
The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. The Fund did not hold any futures contracts at period end.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 17

date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Notes to Schedule of Investments on page 10.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charged a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee was accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.65% of the Fund’s average daily net assets.
The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2017. The contractual expense caps are 1.07%, 1.82%, 0.74%, and 0.82% for Class A, C, I, and Y, respectively. Prior to February 1, 2016, the expense caps were 1.07%, 2.07%, 0.74%, and 0.82% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period October 1, 2015 to January 31, 2016, the administrative fee was 0.10%. CIAS and the Fund entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Fund commencing on February 1, 2016. CIAS has contractually agreed to waive 0.02% for all classes of the Fund (the difference between the previous administrative fee and the new 0.12% fee) from February 1, 2016 through January 31, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed 0.50% and 1.00% annually of the average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of 0.25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Y shares do not have Distribution Plan expenses.

18 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CID received $9,912 as its portion of commissions charged on sales of the Fund’s Class A shares for the period ended March 31, 2016.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Fund. For its services, CIS received a fee of $9,099 for the period ended March 31, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the "Plan"). Obligations of the Plan will be paid solely out of the Fund’s assets. Trustees’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $97,174,491 and $79,424,171, respectively.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($241,177)
Long-term	($435,246)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
As of March 31, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$1,643,299
Unrealized (depreciation)	(7,747,906)
Net unrealized appreciation (depreciation)	($6,104,607)
Federal income tax cost of investments	$159,887,852
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees were allocated to all participating funds. The Fund had no borrowings under the agreement during the period ended March 31, 2016.
NOTE E — SUBSEQUENT EVENTS
In preparing the financial statements as of March 31, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 19

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS A SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$26.32	$29.61	$30.12	$29.38	$26.75	$27.36
Income from investment operations:
Net investment income	0.70	1.41	1.55	1.63	1.69	1.81
Net realized and unrealized gain (loss)	(0.33)	(2.56)	(0.11)	0.75	2.62	(0.63)
Total from investment operations	0.37	(1.15)	1.44	2.38	4.31	1.18
Distributions from:
Net investment income	(0.69)	(1.42)	(1.53)	(1.64)	(1.68)	(1.79)
Net realized gain	—	(0.72)	(0.42)	—	—	—
Total distributions	(0.69)	(2.14)	(1.95)	(1.64)	(1.68)	(1.79)
Total increase (decrease) in net asset value	(0.32)	(3.29)	(0.51)	0.74	2.63	(0.61)
Net asset value, ending	$26.00	$26.32	$29.61	$30.12	$29.38	$26.75
Total return (b)	1.44%	(4.03%)	4.80%	8.27%	16.53%	4.17%
Ratios to average net assets: (c)
Net investment income	5.41%(d)	5.05%	5.06%	5.45%	6.00%	6.32%
Total expenses	1.33%(d)	1.37%	1.37%	1.43%	1.58%	1.56%
Net expenses	1.07%(d)	1.07%	1.07%	1.11%	1.58%	1.56%
Portfolio turnover	71%	198%	228%	293%	273%	286%
Net assets, ending (in thousands)	$65,009	$61,711	$68,313	$54,608	$37,623	$17,206

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

20 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS C SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)(b)
Net asset value, beginning	$26.67	$29.98	$30.48	$29.72	$27.75
Income from investment operations:
Net investment income	0.59	1.15	1.25	1.35	1.11
Net realized and unrealized gain (loss)	(0.35)	(2.59)	(0.10)	0.75	1.81
Total from investment operations	0.24	(1.44)	1.15	2.10	2.92
Distributions from:
Net investment income	(0.56)	(1.15)	(1.23)	(1.34)	(0.95)
Net realized gain	—	(0.72)	(0.42)	—	—
Total distributions	(0.56)	(1.87)	(1.65)	(1.34)	(0.95)
Total increase (decrease) in net asset value	(0.32)	(3.31)	(0.50)	0.76	1.97
Net asset value, ending	$26.35	$26.67	$29.98	$30.48	$29.72
Total return (c)	0.95%	(4.97%)	3.76%	7.16%	10.67%
Ratios to average net assets: (d)
Net investment income	4.48%(e)	4.05%	4.05%	4.45%	4.66%(e)
Total expenses	2.29%(e)	2.33%	2.15%	2.56%	4.62%(e)
Net expenses	1.99%(e)	2.07%	2.07%	2.10%	2.65%(e)
Portfolio turnover	71%	198%	228%	293%	273%(f)
Net assets, ending (in thousands)	$5,394	$5,927	$6,143	$3,861	$1,732

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 31, 2011 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
(f) Portfolio turnover is not annualized for periods of less than one year.
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 21

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)
Net asset value, beginning	$25.98	$29.25	$29.75	$29.03	$26.48	$27.08
Income from investment operations:
Net investment income	0.73	1.49	1.62	1.71	1.86	1.97
Net realized and unrealized gain (loss)	(0.33)	(2.53)	(0.09)	0.73	2.56	(0.58)
Total from investment operations	0.40	(1.04)	1.53	2.44	4.42	1.39
Distributions from:
Net investment income	(0.73)	(1.51)	(1.61)	(1.72)	(1.87)	(1.99)
Net realized gain	—	(0.72)	(0.42)	—	—	—
Total distributions	(0.73)	(2.23)	(2.03)	(1.72)	(1.87)	(1.99)
Total increase (decrease) in net asset value	(0.33)	(3.27)	(0.50)	0.72	2.55	(0.60)
Net asset value, ending	$25.65	$25.98	$29.25	$29.75	$29.03	$26.48
Total return (b)	1.60%	(3.71%)	5.16%	8.58%	17.19%	5.02%
Ratios to average net assets: (c)
Net investment income	5.78%(d)	5.39%	5.38%	5.77%	6.68%	7.00%
Total expenses	0.90%(d)	0.93%	0.89%	0.95%	1.00%	0.97%
Net expenses	0.74%(d)	0.74%	0.74%	0.79%	1.00%	0.97%
Portfolio turnover	71%	198%	228%	293%	273%	286%
Net assets, ending (in thousands)	$68,052	$34,539	$42,556	$39,821	$32,952	$29,735

(a) Per share figures are calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

22 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS Y SHARES	March 31, 2016 (a) (Unaudited)	September 30, 2015 (a)	September 30, 2014 (a)	September 30, 2013 (a)	September 30, 2012 (a)	September 30, 2011 (a)(b)
Net asset value, beginning	$27.48	$30.83	$31.29	$30.49	$27.08	$28.74
Income from investment operations:
Net investment income	0.76	1.54	1.65	1.79	1.72	0.33
Net realized and unrealized gain (loss)	(0.34)	(2.66)	(0.07)	0.75	2.79	(1.99)
Total from investment operations	0.42	(1.12)	1.58	2.54	4.51	(1.66)
Distributions from:
Net investment income	(0.72)	(1.51)	(1.62)	(1.74)	(1.10)	—
Net realized gain	—	(0.72)	(0.42)	—	—	—
Total distributions	(0.72)	(2.23)	(2.04)	(1.74)	(1.10)	—
Total increase (decrease) in net asset value	(0.30)	(3.35)	(0.46)	0.80	3.41	(1.66)
Net asset value, ending	$27.18	$27.48	$30.83	$31.29	$30.49	$27.08
Total return (c)	1.58%	(3.77%)	5.07%	8.48%	16.88%	(5.78%)
Ratios to average net assets: (d)
Net investment income	5.67%(e)	5.27%	5.29%	5.69%	5.92%	7.13%(e)
Total expenses	1.09%(e)	1.05%	1.04%	1.28%	5.19%	2,723.84%(e)
Net expenses	0.82%(e)	0.82%	0.82%	0.84%	1.40%	1.40%(e)
Portfolio turnover	71%	198%	228%	293%	273%	286%(f)
Net assets, ending (in thousands)	$15,610	$13,672	$15,355	$5,005	$1,338	$1

(a) Per share figures are calculated using the Average Shares Method.
(b) From July 29, 2011 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
(f) Portfolio turnover is not annualized for periods of less than one year.
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 23

PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2015, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.
The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor, as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the responsible investing research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration

24 calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED)

of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one- and three-year periods ended June 30, 2015 and performed above the median of its peer group for the five-year period ended June 30, 2015. The data also indicated that the Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2015. The Board took into account management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices.
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) and total expenses (net of waivers and/or reimbursements) were below the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that the Fund’s administrator had agreed to implement an administrative fee change effective December 1, 2015, which is expected to reduce the administrative fee paid by certain classes of shares; however, the impact of the fee change is not yet reflected in the Fund’s total expenses. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

calvert.com CALVERT HIGH YIELD BOND FUND ANNUAL REPORT (UNAUDITED) 25

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: April 8, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Mauricio Agudelo no longer serves as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund (each, a “Fund”). Vishal Khanduja, CFA, Matthew Duch and Brian S. Ellis, CFA, remain on the portfolio management team for each Fund.
Effective immediately, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2010
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Matthew Duch	Vice President, Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management, delete all references to Mauricio Agudelo.

[Not Part of Shareholder Report]

SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: April 8, 2016
Mauricio Agudelo will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund or Calvert High Yield Bond Fund. Remove any and all references to Mr. Agudelo from the section “Portfolio Manager Disclosure.”

[Not Part of Shareholder Report]

CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

[Not Part of Shareholder Report]

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

[Not Part of Shareholder Report]

CALVERT HIGH YIELD BOND FUND	CALVERT’S FAMILY OF FUNDS
To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Global Value Fund
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Global Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)     This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)    Not applicable.
(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Attached hereto.
(a)(3)    Not applicable.
(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:     /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date:     May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date:     May 24, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date:     May 24, 2016